REGISTRATION STATEMENT NO. 333-58809
                                                                       811-08869

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                                   -----------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                   One Cityplace, Hartford, Connecticut 06103
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                      501 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)
                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement Dated December 30, 2005. This Post-Effective Amendment does not supercede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

     Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Travelers Retirement Account Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-58809.

     Supplement Dated September 1, 2005 to the Travelers Retirement Account Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 1, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-58809.

                                     PART A

                                   SUPPLEMENT

          SUPPLEMENT DATED DECEMBER 30, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                                                               GOLD TRACK SELECT
                                            TRAVELERS RETIREMENT ACCOUNT ANNUITY
                                                        UNIVERSAL SELECT ANNUITY
                                                     UNIVERSAL ANNUITY ADVANTAGE

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective January 3, 2006, the Variable Funding Options shown below are added to the list of Variable Funding Options shown on the first page of the prospectus. If you purchased your Contract through a tax-qualified group retirement plan ("Plan"), these additional Variable Funding Options are available only if approved by your Plan.

METROPOLITAN SERIES FUND, INC.

     MetLife Conservative Allocation Portfolio--Class B
     MetLife Conservative to Moderate Allocation Portfolio--Class B MetLife Moderate Allocation Portfolio--Class B
     MetLife Moderate to Aggressive Allocation Portfolio--Class B
     MetLife Aggressive Allocation Portfolio--Class B

Some Variable Funding Options may not be available in all states.

In the "Fee Table" section, after the table of Underlying Fund Fees and Expenses, the following information is added:


                                                                                                        NET TOTAL
                                                                                                          ANNUAL
                                                                                                         OPERATING
                                                                              CONTRACTUAL                EXPENSES
                                     DISTRIBUTION                             FEE WAIVER                 INCLUDING
                                        AND/OR                                 AND/OR       NET TOTAL    ESTIMATED
                                        SERVICE                 TOTAL ANNUAL REIMBURSEMENT   ANNUAL     EXPENSES OF
                         MANAGEMENT     (12b-1)      OTHER        OPERATING    EXPENSE      OPERATING   UNDERLYING
UNDERLYING FUND              FEE         FEES       EXPENSES      EXPENSES   REIMBURSEMENT  EXPENSES    PORTFOLIOS
---------------          ----------  ------------   --------    ------------ -------------  ---------   -----------
METROPOLITAN SERIES
FUND, INC.
   MetLife Conservative
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.25%         0.60%        0.25%        0.35%         1.00%
   MetLife
   Conservative to
   Moderate Allocation
   Portfolio
   --Class B (1)             0.10%        0.25%        0.08%         0.43%        0.08%        0.35%         1.02%
   MetLife Moderate
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.05%         0.40%        0.05%        0.35%         1.04%
   MetLife Moderate to
   Aggressive
   Allocation
   Portfolio--Class B (1)    0.10%        0.25%        0.06%         0.41%        0.06%        0.35%         1.07%
   MetLife Aggressive
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.19%         0.54%        0.19%        0.35%         1.09%

NOTES

(1) Pursuant to an expense agreement, MetLife Advisers, LLC ("MetLife Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses, underlying portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following portfolios as indicated:

                                                                                        Percentage
               ---------------------------------------------------------------------------------------------
               MetLife Conservative Allocation Portfolio--Class B                           0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Conservative to Moderate Allocation Portfolio--Class B               0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Moderate Allocation Portfolio--Class B                               0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Moderate to Aggressive Allocation Portfolio--Class B                 0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Aggressive Allocation Portfolio--Class B                             0.35%
               ---------------------------------------------------------------------------------------------

     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.

     These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. These portfolios began operations on May 1, 2005. The expense information in the fee table is an estimate of the portfolios' expenses through December 31, 2005. The total expenses after waiver/reimbursement for the underlying portfolios includes the estimated expenses of the underlying portfolios (after applicable fee waivers and expense reimbursements) as of May 1, 2005. The estimated expenses of the underlying portfolios (AFTER applicable expense limitations) are: 0.65% for the MetLife Conservative Allocation Portfolio; 0.67% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.72% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.74% for the MetLife Aggressive Allocation Portfolio. The estimated total annual operating expenses of the portfolios (BEFORE applicable fee waivers and expense reimbursements), including the weighted average of the total operating expenses of the underlying portfolios (BEFORE applicable fee waivers and reimbursements) as of May 1, 2005 are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio; 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio.

     Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

In the section entitled "The Variable Funding Options," the following information is added to the table that lists the Variable Funding Options, along with their investment advisers and any subadviser:

              FUNDING                               INVESTMENT                             INVESTMENT
              OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative Allocation        Seeks a high level of current            MetLife Advisers, LLC
Portfolio--Class B                     income, with growth of capital as a
                                       secondary objective.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative to Moderate       Seeks a high total return in the         MetLife Advisers, LLC
Allocation Portfolio--Class B          form of income and growth of
                                       capital, with a greater emphasis on
                                       income.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate Allocation            Seeks a balance between a high           MetLife Advisers, LLC
Portfolio--Class B                     level of current income and growth
                                       of capital, with a greater emphasis
                                       on growth of capital.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate to Aggressive         Seeks growth of capital.                 MetLife Advisers, LLC
Allocation Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------
MetLife Aggressive Allocation          Seeks growth of capital.                 MetLife Advisers, LLC
Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------

In the prospectuses for Gold Track Select, Travelers Retirement Account Annuity, and Universal Select Annuity, in the section entitled "Asset Allocation Programs" in the subsection entitled "CHART Asset Allocation Program", the following sentence is added as the first paragraph of the subsection:

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.






L-24562                                                           December, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY ....................................................     2
PRINCIPAL UNDERWRITER ....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ........................     2
VALUATION OF ASSETS ......................................................     2
FEDERAL TAX CONSIDERATIONS ...............................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................     7
CONDENSED FINANCIAL INFORMATION ..........................................     8
FINANCIAL STATEMENTS .....................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Six for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS
                         ------------------------------

---------------------------- ---------------------------------------- ----------------------------------------
                             UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                     BY THE COMPANY                          RETAINED BY TDLLC
---------------------------- ---------------------------------------- ----------------------------------------
2004                                        $125,706                                    $0
---------------------------- ---------------------------------------- ----------------------------------------

2003                                        $121,903                                    $0
---------------------------- ---------------------------------------- ----------------------------------------

2002                                        $103,960                                    $0
---------------------------- ---------------------------------------- ----------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The
$15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.503           0.597                       -
                                                               2003        0.406           0.503                       -
                                                               2002        0.547           0.406                       -
                                                               2001        0.745           0.547                       -
                                                               2000        1.000           0.745                       -

   High Yield Bond Trust (5/99)                                2004        1.418           1.530                       -
                                                               2003        1.107           1.418                       -
                                                               2002        1.067           1.107                       -
                                                               2001        0.982           1.067                       -
                                                               2000        0.980           0.982                       -
                                                               1999        1.000           0.980                       -

   Managed Assets Trust (3/99)                                 2004        1.111           1.206                       -
                                                               2003        0.918           1.111                       -
                                                               2002        1.013           0.918                       -
                                                               2001        1.076           1.013                       -
                                                               2000        1.102           1.076                       -
                                                               1999        1.000           1.102                       -

   Money Market Portfolio (4/99)                               2004        1.125           1.127                       -
                                                               2003        1.125           1.125                       -
                                                               2002        1.119           1.125                       -
                                                               2001        1.087           1.119                       -
                                                               2000        1.032           1.087                       -
                                                               1999        1.000           1.032                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.763           0.800                       -
                                                               2003        0.615           0.763                       -
                                                               2002        0.888           0.615                       -
                                                               2001        1.000           0.888                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.109                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.091                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.082                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.310           1.360                       -
                                                               2003        1.251           1.310                       -
                                                               2002        1.157           1.251                       -
                                                               2001        1.092           1.157                       -
                                                               2000        0.979           1.092                       -
                                                               1999        1.000           0.979                       -

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.899           1.024                       -
                                                               2003        0.697           0.899                       -
                                                               2002        0.904           0.697                       -
                                                               2001        1.160           0.904                       -
                                                               2000        1.272           1.160                       -
                                                               1999        1.000           1.272                       -

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.683           0.746                       -
                                                               2003        0.537           0.683                       -
                                                               2002        0.702           0.537                       -
                                                               2001        0.840           0.702                       -
                                                               2000        0.995           0.840                       -
                                                               1999        1.000           0.995                       -

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.732           1.974                       -
                                                               2003        1.220           1.732                       -
                                                               2002        1.612           1.220                       -
                                                               2001        1.600           1.612                       -
                                                               2000        1.465           1.600                       -
                                                               1999        1.000           1.465                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.140           1.412                       -
                                                               2003        0.804           1.140                       -
                                                               2002        0.916           0.804                       -
                                                               2001        1.022           0.916                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 2000        1.506           1.022                       -
                                                               1999        1.000           1.506                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.816           2.368                       -
                                                               2003        1.366           1.816                       -
                                                               2002        1.318           1.366                       -
                                                               2001        1.221           1.318                       -
                                                               2000        0.937           1.221                       -
                                                               1999        1.000           0.937                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.701           2.050                       -
                                                               2003        1.208           1.701                       -
                                                               2002        1.289           1.208                       -
                                                               2001        1.162           1.289                       -
                                                               2000        0.991           1.162                       -
                                                               1999        1.000           0.991                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.360           1.503                       -
                                                               2003        1.041           1.360                       -
                                                               2002        1.298           1.041                       -
                                                               2001        1.394           1.298                       -
                                                               2000        1.240           1.394                       -
                                                               1999        1.000           1.240                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.952           0.992                       -
                                                               2003        0.792           0.952                       -
                                                               2002        0.958           0.792                       -
                                                               2001        1.065           0.958                       -
                                                               2000        1.081           1.065                       -
                                                               1999        1.000           1.081                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.345                       -
                                                               2003        1.000           1.204                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.972           1.234                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.156                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.126                       -

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.954           1.029                       -
                                                               2003        0.772           0.954                       -
                                                               2002        0.943           0.772                       -
                                                               2001        1.000           0.943                       -

   Equity Index Portfolio - Class II Shares (3/99)             2004        0.864           0.945                       -
                                                               2003        0.682           0.864                       -
                                                               2002        0.886           0.682                       -
                                                               2001        1.019           0.886                       -
                                                               2000        1.133           1.019                       -
                                                               1999        1.000           1.133                       -

   Fundamental Value Portfolio (5/01)                          2004        0.992           1.065                       -
                                                               2003        0.722           0.992                       -
                                                               2002        0.924           0.722                       -
                                                               2001        1.000           0.924                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.005           1.080                       -
                                                               2003        0.891           1.005                       -
                                                               2002        0.962           0.891                       -
                                                               2001        1.000           0.962                       -

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.736           0.880                       -
                                                               2003        0.551           0.736                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2002        0.772           0.551                       -
                                                               2001        1.000           0.772                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.556           0.577                       -
                                                               2003        0.453           0.556                       -
                                                               2002        0.615           0.453                       -
                                                               2001        0.801           0.615                       -
                                                               2000        1.000           0.801                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.127                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.968           1.111                       -

   Mid-Cap Value Portfolio (7/04)                              2004        1.007           1.165                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.975           1.078                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.192           1.240                       -
                                                               2003        1.144           1.192                       -
                                                               2002        1.057           1.144                       -
                                                               2001        1.000           1.057                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        0.739           0.789                       -
                                                               2003        0.564           0.739                       -
                                                               2002        0.808           0.564                       -
                                                               2001        1.000           0.808                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.897           1.033                       -
                                                               2003        0.703           0.897                       -
                                                               2002        0.861           0.703                       -
                                                               2001        1.000           0.861                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.315           1.647                       -
                                                               2003        0.886           1.315                       -
                                                               2002        1.093           0.886                       -
                                                               2001        1.000           1.093                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.486           1.596                       -
                                                               2003        1.077           1.486                       -
                                                               2002        1.449           1.077                       -
                                                               2001        1.433           1.449                       -
                                                               2000        1.222           1.433                       -
                                                               1999        1.000           1.222                       -

   Investors Fund - Class I (3/99)                             2004        1.185           1.298                       -
                                                               2003        0.903           1.185                       -
                                                               2002        1.183           0.903                       -
                                                               2001        1.244           1.183                       -
                                                               2000        1.088           1.244                       -
                                                               1999        1.000           1.088                       -

   Small Cap Growth Fund - Class I (6/01)                      2004        0.932           1.064                       -
                                                               2003        0.631           0.932                       -
                                                               2002        0.974           0.631                       -
                                                               2001        1.000           0.974                       -

   Total Return Fund - Class I (3/99)                          2004        1.121           1.209                       -
                                                               2003        0.975           1.121                       -
                                                               2002        1.055           0.975                       -
                                                               2001        1.072           1.055                       -
                                                               2000        1.002           1.072                       -
                                                               1999        1.000           1.002                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.807           0.828                       -
                                                               2003        0.659           0.807                       -
                                                               2002        0.897           0.659                       -
                                                               2001        1.000           0.897                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2004        0.869           0.887                       -
                                                               2003        0.652           0.869                       -
                                                               2002        0.898           0.652                       -
                                                               2001        1.000           0.898                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        1.014           1.175                       -
                                                               2003        0.739           1.014                       -
                                                               2002        0.969           0.739                       -
                                                               2001        0.938           0.969                       -
                                                               2000        0.877           0.938                       -
                                                               1999        1.000           0.877                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.040                       -

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.406           1.625                       -
                                                               2003        1.060           1.406                       -
                                                               2002        1.247           1.060                       -
                                                               2001        1.310           1.247                       -
                                                               2000        1.132           1.310                       -
                                                               1999        1.000           1.132                       -

   Equity Income Portfolio (3/99)                              2004        1.137           1.240                       -
                                                               2003        0.874           1.137                       -
                                                               2002        1.024           0.874                       -
                                                               2001        1.105           1.024                       -
                                                               2000        1.021           1.105                       -
                                                               1999        1.000           1.021                       -

   Federated Stock Portfolio (4/99)                            2004        1.015           1.113                       -
                                                               2003        0.802           1.015                       -
                                                               2002        1.002           0.802                       -
                                                               2001        0.993           1.002                       -
                                                               2000        0.965           0.993                       -
                                                               1999        1.000           0.965                       -

   Large Cap Portfolio (3/99)                                  2004        0.807           0.852                       -
                                                               2003        0.652           0.807                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Portfolio  (continued)                            2002        0.851           0.652                       -
                                                               2001        1.038           0.851                       -
                                                               2000        1.224           1.038                       -
                                                               1999        1.000           1.224                       -

   Lazard International Stock Portfolio (4/99)                 2004        0.846           0.971                       -
                                                               2003        0.663           0.846                       -
                                                               2002        0.768           0.663                       -
                                                               2001        1.049           0.768                       -
                                                               2000        1.194           1.049                       -
                                                               1999        1.000           1.194                       -

   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.780           0.897                       -
                                                               2003        0.649           0.780                       -
                                                               2002        0.874           0.649                       -
                                                               2001        1.136           0.874                       -
                                                               2000        1.213           1.136                       -
                                                               1999        1.000           1.213                       -

   MFS Emerging Growth Portfolio (8/01)                        2004        0.681           0.761                       -
                                                               2003        0.531           0.681                       -
                                                               2002        0.814           0.531                       -
                                                               2001        1.000           0.814                       -

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.909           1.029                       -
                                                               2003        0.668           0.909                       -
                                                               2002        1.317           0.668                       -
                                                               2001        1.739           1.317                       -
                                                               2000        1.603           1.739                       -
                                                               1999        1.000           1.603                       -

   MFS Value Portfolio (5/04)                                  2004        0.969           1.127                       -

   Pioneer Fund Portfolio (5/99)                               2004        0.768           0.847                       -
                                                               2003        0.625           0.768                       -
                                                               2002        0.903           0.625                       -
                                                               2001        1.183           0.903                       -
                                                               2000        0.959           1.183                       -
                                                               1999        1.000           0.959                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Social Awareness Stock Portfolio (3/99)                     2004        0.877           0.925                       -
                                                               2003        0.686           0.877                       -
                                                               2002        0.921           0.686                       -
                                                               2001        1.100           0.921                       -
                                                               2000        1.115           1.100                       -
                                                               1999        1.000           1.115                       -

   Travelers Quality Bond Portfolio (3/99)                     2004        1.259           1.290                       -
                                                               2003        1.186           1.259                       -
                                                               2002        1.130           1.186                       -
                                                               2001        1.063           1.130                       -
                                                               2000        1.002           1.063                       -
                                                               1999        1.000           1.002                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.326           1.396                       -
                                                               2003        1.301           1.326                       -
                                                               2002        1.154           1.301                       -
                                                               2001        1.099           1.154                       -
                                                               2000        0.968           1.099                       -
                                                               1999        1.000           0.968                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.840           0.887                       -
                                                               2003        0.654           0.840                       -
                                                               2002        0.867           0.654                       -
                                                               2001        1.000           0.867                       -

   MFS Total Return Portfolio (4/99)                           2004        1.240           1.371                       -
                                                               2003        1.073           1.240                       -
                                                               2002        1.141           1.073                       -
                                                               2001        1.150           1.141                       -
                                                               2000        0.994           1.150                       -
                                                               1999        1.000           0.994                       -

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.285           1.415                       -
                                                               2003        1.084           1.285                       -
                                                               2002        1.032           1.084                       -
                                                               2001        0.998           1.032                       -
                                                               2000        1.010           0.998                       -
                                                               1999        1.000           1.010                       -

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2004        1.001           1.005                       -
                                                               2003        1.000           1.001                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923                       -
                                                               2003        0.634           0.846                       -
                                                               2002        0.949           0.634                       -
                                                               2001        1.000           0.949                       -

   Smith Barney High Income Portfolio (5/99)                   2004        1.065           1.166                       -
                                                               2003        0.842           1.065                       -
                                                               2002        0.877           0.842                       -
                                                               2001        0.918           0.877                       -
                                                               2000        1.007           0.918                       -
                                                               1999        1.000           1.007                       -

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2004        0.755           0.883                       -
                                                               2003        0.597           0.755                       -
                                                               2002        0.810           0.597                       -
                                                               2001        1.186           0.810                       -
                                                               2000        1.569           1.186                       -
                                                               1999        1.000           1.569                       -

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.991           0.987                       -
                                                               2003        0.677           0.991                       -
                                                               2002        0.907           0.677                       -
                                                               2001        1.045           0.907                       -
                                                               2000        1.132           1.045                       -
                                                               1999        1.000           1.132                       -

   Strategic Equity Portfolio (3/99)                           2004        0.787           0.861                       -
                                                               2003        0.598           0.787                       -
                                                               2002        0.908           0.598                       -
                                                               2001        1.057           0.908                       -
                                                               2000        1.303           1.057                       -
                                                               1999        1.000           1.303                       -

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.257           1.464                       -
                                                               2003        1.000           1.257                       -

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.688           0.729                       -
                                                               2003        0.546           0.688                       -
                                                               2002        0.817           0.546                       -
                                                               2001        1.000           0.817                       -

   Enterprise Portfolio - Class II Shares (10/01)              2004        0.794           0.817                       -
                                                               2003        0.637           0.794                       -
                                                               2002        0.911           0.637                       -
                                                               2001        1.000           0.911                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.986           1.130                       -
                                                               2003        0.700           0.986                       -
                                                               2002        0.949           0.700                       -
                                                               2001        1.000           0.949                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.949           0.990                       -
                                                               2003        0.813           0.949                       -
                                                               2002        0.900           0.813                       -
                                                               2001        0.949           0.900                       -
                                                               2000        1.000           0.949                       -

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.083           1.238                       -
                                                               2003        0.852           1.083                       -
                                                               2002        0.950           0.852                       -
                                                               2001        1.000           0.950                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.962           0.966                       -
                                                               2003        0.776           0.962                       -
                                                               2002        0.846           0.776                       -
                                                               2001        1.000           0.846                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.264           1.563                       -
                                                               2003        0.921           1.264                       -
                                                               2002        1.032           0.921                       -
                                                               2001        1.000           1.032                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.244           1.271                       -
                                                               2003        1.175           1.244                       -
                                                               2002        1.122           1.175                       -
                                                               2001        1.058           1.122                       -
                                                               2000        1.000           1.058                       -
                                                               1999        1.000           1.000                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.310           1.376                       -
                                                               2003        1.289           1.310                       -
                                                               2002        1.146           1.289                       -
                                                               2001        1.094           1.146                       -
                                                               2000        0.966           1.094                       -
                                                               1999        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.233           1.258                       -
                                                               2003        1.167           1.233                       -
                                                               2002        1.117           1.167                       -
                                                               2001        1.055           1.117                       -
                                                               2000        0.999           1.055                       -
                                                               1999        1.000           0.999                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.299           1.362                       -
                                                               2003        1.280           1.299                       -
                                                               2002        1.140           1.280                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.839           0.912                  14,761
                                                               2003        0.666           0.839                  15,472
                                                               2002        0.871           0.666                  16,623
                                                               2001        1.008           0.871                  17,808
                                                               2000        1.127           1.008                  22,462
                                                               1999        1.000           1.127                       -

                         CONDENSED FINANCIAL INFORMATION

                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.820           0.887                       -
                                                               2003        0.654           0.820                       -
                                                               2002        0.859           0.654                       -
                                                               2001        0.999           0.859                       -
                                                               2000        1.123           0.999                       -
                                                               1999        1.000           1.123                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584              20,166,601
                                                               2003        0.401           0.495              21,432,338
                                                               2002        0.542           0.401              22,659,093
                                                               2001        0.743           0.542              23,468,703
                                                               2000        1.000           0.743              18,629,244

   High Yield Bond Trust (5/99)                                2004        1.389           1.491               5,133,946
                                                               2003        1.089           1.389               4,863,739
                                                               2002        1.054           1.089               4,108,977
                                                               2001        0.974           1.054               3,091,010
                                                               2000        0.977           0.974               2,504,885
                                                               1999        1.000           0.977                 879,832

   Managed Assets Trust (3/99)                                 2004        1.088           1.176              19,266,940
                                                               2003        0.903           1.088              18,510,619
                                                               2002        1.000           0.903              17,701,490
                                                               2001        1.000           1.000              18,901,460
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067              17,098,984

   Money Market Portfolio (4/99)                               2004        1.101           1.099              11,972,099
                                                               2003        1.107           1.101              14,391,148
                                                               2002        1.105           1.107              19,138,733
                                                               2001        1.078           1.105              16,519,464
                                                               2000        1.028           1.078              12,443,637
                                                               1999        1.000           1.028               5,359,933

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.754           0.787                 186,960
                                                               2003        0.610           0.754                 221,312
                                                               2002        0.886           0.610                 222,446
                                                               2001        1.000           0.886                 102,789

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.105                 149,343

   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.088                 292,002

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.079                 374,376

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.282           1.325              66,487,051
                                                               2003        1.230           1.282              55,700,887
                                                               2002        1.143           1.230              55,075,081
                                                               2001        1.083           1.143              41,752,556
                                                               2000        0.976           1.083              13,300,853
                                                               1999        1.000           0.976               3,629,750

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.880           0.998              39,168,316
                                                               2003        0.685           0.880              36,390,928
                                                               2002        0.893           0.685              34,603,237
                                                               2001        1.151           0.893              24,386,543
                                                               2000        1.267           1.151              12,244,917
                                                               1999        1.000           1.267               3,413,512

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.668           0.726              84,604,803
                                                               2003        0.528           0.668              73,000,402
                                                               2002        0.693           0.528              62,427,499
                                                               2001        0.833           0.693              42,480,505
                                                               2000        0.992           0.833              22,805,100
                                                               1999        1.000           0.992               5,697,520

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.695           1.924              16,944,532
                                                               2003        1.199           1.695              15,965,548
                                                               2002        1.592           1.199              13,461,238
                                                               2001        1.587           1.592              10,561,096
                                                               2000        1.460           1.587               9,235,726
                                                               1999        1.000           1.460               2,542,636

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.116           1.377               1,293,414
                                                               2003        0.791           1.116               1,320,224
                                                               2002        0.906           0.791               1,367,461
                                                               2001        1.015           0.906               1,261,396
                                                               2000        1.502           1.015               1,387,952
                                                               1999        1.000           1.502                 563,587

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.780           2.310               2,341,913
                                                               2003        1.345           1.780               1,886,837
Delaware VIP Trust                                             2002        1.303           1.345               1,701,926
   Delaware VIP REIT Series - Standard Class (7/99)            2001        1.213           1.303                 568,575
                                                               2000        0.935           1.213                 284,819
                                                               1999        1.000           0.935                  22,639

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.665           1.998               2,625,879
                                                               2003        1.188           1.665               2,520,879
                                                               2002        1.274           1.188               2,275,312
                                                               2001        1.153           1.274               1,023,318
                                                               2000        0.988           1.153                 319,706
                                                               1999        1.000           0.988                 184,589

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.332           1.464               7,497,614
                                                               2003        1.024           1.332               7,588,481
                                                               2002        1.282           1.024               7,605,604
                                                               2001        1.383           1.282               7,164,578
                                                               2000        1.236           1.383               5,489,701
                                                               1999        1.000           1.236               1,060,068

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.931           0.966               4,331,406
                                                               2003        0.778           0.931               4,997,871
                                                               2002        0.946           0.778               5,185,802
                                                               2001        1.057           0.946               5,446,028
                                                               2000        1.077           1.057               4,996,243
                                                               1999        1.000           1.077               2,447,252

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.335                  82,518
                                                               2003        1.000           1.200                   7,732

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.971           1.230                  49,682

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.153                 181,735

   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.123                 525,836

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.942           1.013               3,121,998
                                                               2003        0.766           0.942               2,700,590
                                                               2002        0.941           0.766               1,764,167
                                                               2001        1.000           0.941                 159,167

   Equity Index Portfolio - Class II Shares (3/99)             2004        0.846           0.921              20,918,117
                                                               2003        0.671           0.846              21,224,167
                                                               2002        0.875           0.671              19,946,906
                                                               2001        1.011           0.875              18,876,693
                                                               2000        1.129           1.011              15,972,202
                                                               1999        1.000           1.129               5,953,238

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048               8,977,453
                                                               2003        0.716           0.981               8,237,997
                                                               2002        0.921           0.716               7,006,816
                                                               2001        1.000           0.921               2,671,191

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062               1,405,488
                                                               2003        0.884           0.993               1,458,079
                                                               2002        0.960           0.884               1,287,096
                                                               2001        1.000           0.960                 288,529

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.727           0.865                 212,598
                                                               2003        0.546           0.727                 128,580
                                                               2002        0.770           0.546                  85,735
                                                               2001        1.000           0.770                  76,227

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565               9,163,991
                                                               2003        0.448           0.547               9,939,636
                                                               2002        0.610           0.448              10,635,257
                                                               2001        0.799           0.610              10,487,343
                                                               2000        1.000           0.799               8,681,668

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.123                 231,226

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.967           1.107                 268,562

   Mid-Cap Value Portfolio (7/04)                              2004        1.006           1.161                 185,019

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.974           1.075                  64,371

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.178           1.220               5,331,824
                                                               2003        1.135           1.178               5,474,030
                                                               2002        1.054           1.135               4,516,791
                                                               2001        1.000           1.054                 218,805




                                                               2004        0.730           0.776                  81,229
Putnam Variable Trust                                          2003        0.560           0.730                  87,768
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2002        0.806           0.560                 100,451
                                                               2001        1.000           0.806                     417

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                 885,854
                                                               2003        0.698           0.886                 862,671
                                                               2002        0.858           0.698                 689,548
                                                               2001        1.000           0.858                  98,472

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.300           1.620               3,050,052
                                                               2003        0.879           1.300               2,130,413
                                                               2002        1.090           0.879               1,954,682
                                                               2001        1.000           1.090                 389,214

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.454           1.555               8,525,221
                                                               2003        1.059           1.454               7,991,433
                                                               2002        1.431           1.059               7,710,523
                                                               2001        1.422           1.431               6,509,733
                                                               2000        1.218           1.422               3,944,667
                                                               1999        1.000           1.218               1,398,956

   Investors Fund - Class I (3/99)                             2004        1.160           1.265               3,276,334
                                                               2003        0.888           1.160               3,212,108
                                                               2002        1.168           0.888               3,254,316
                                                               2001        1.234           1.168               3,125,888
                                                               2000        1.084           1.234               1,626,667
                                                               1999        1.000           1.084                 665,635

   Small Cap Growth Fund - Class I (6/01)                      2004        0.920           1.046                 598,446
                                                               2003        0.626           0.920                 419,725
                                                               2002        0.971           0.626                 317,694
                                                               2001        1.000           0.971                 121,505

   Total Return Fund - Class I (3/99)                          2004        1.097           1.178                 505,219
                                                               2003        0.958           1.097                 533,550
                                                               2002        1.042           0.958                 475,598
                                                               2001        1.064           1.042                 328,271
                                                               2000        0.998           1.064                 216,675
                                                               1999        1.000           0.998                 163,763




Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                 338,590
                                                               2003        0.654           0.797                 248,700
                                                               2002        0.895           0.654                 108,360
                                                               2001        1.000           0.895                  66,387

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2004        0.858           0.872                  44,028
                                                               2003        0.647           0.858                  28,134
                                                               2002        0.895           0.647                  14,025
                                                               2001        1.000           0.895                   5,930

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        0.994           1.146                 610,822
                                                               2003        0.727           0.994                 678,132
                                                               2002        0.958           0.727                 772,740
                                                               2001        0.932           0.958                 487,142
                                                               2000        0.875           0.932                 255,460
                                                               1999        1.000           0.875                 114,839

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.037                  64,342

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.378           1.585               4,125,218
                                                               2003        1.043           1.378               4,143,677
                                                               2002        1.233           1.043               4,104,987
                                                               2001        1.301           1.233               3,115,340
                                                               2000        1.129           1.301               1,801,861
                                                               1999        1.000           1.129                 131,236

   Equity Income Portfolio (3/99)                              2004        1.113           1.208              11,224,792
                                                               2003        0.859           1.113              10,063,251
                                                               2002        1.011           0.859               8,843,180
                                                               2001        1.096           1.011               6,878,161
                                                               2000        1.017           1.096               4,760,672
                                                               1999        1.000           1.017               2,462,986

   Federated Stock Portfolio (4/99)                            2004        0.994           1.085               1,172,424
                                                               2003        0.789           0.994               1,305,879
                                                               2002        0.990           0.789               1,334,566
                                                               2001        0.986           0.990                 750,120
                                                               2000        0.962           0.986                 500,956
                                                               1999        1.000           0.962                 342,000

   Large Cap Portfolio (3/99)                                  2004        0.789           0.830               8,433,992
                                                               2003        0.641           0.789               8,803,827
                                                               2002        0.841           0.641               9,099,937
                                                               2001        1.030           0.841               9,336,726
                                                               2000        1.219           1.030               8,737,631
Large Cap Portfolio (3/99) (continued)                         1999        1.000           1.219               2,827,437

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (4/99)                 2004        0.828           0.947               1,335,961
                                                               2003        0.652           0.828                 819,351
                                                               2002        0.759           0.652                 676,518
                                                               2001        1.041           0.759                 357,698
                                                               2000        1.190           1.041                 325,277
                                                               1999        1.000           1.190                 118,109

   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.764           0.874                 914,605
                                                               2003        0.638           0.764                 925,010
                                                               2002        0.863           0.638                 906,193
                                                               2001        1.127           0.863               1,244,517
                                                               2000        1.209           1.127               1,184,412
                                                               1999        1.000           1.209                 169,528

   MFS Emerging Growth Portfolio (8/01)                        2004        0.672           0.749                  59,682
                                                               2003        0.527           0.672                  33,417
                                                               2002        0.812           0.527                  33,417
                                                               2001        1.000           0.812                  10,322

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.890           1.003               4,141,184
                                                               2003        0.658           0.890               4,626,085
                                                               2002        1.301           0.658               4,763,801
                                                               2001        1.726           1.301               5,526,623
                                                               2000        1.598           1.726               4,877,373
                                                               1999        1.000           1.598                 519,757

   MFS Value Portfolio (5/04)                                  2004        0.969           1.123                 244,994

   Pioneer Fund Portfolio (5/99)                               2004        0.752           0.825               2,079,574
                                                               2003        0.615           0.752               2,413,382
                                                               2002        0.893           0.615               2,717,974
                                                               2001        1.174           0.893               3,330,826
                                                               2000        0.956           1.174               2,495,494
                                                               1999        1.000           0.956                 426,556

   Social Awareness Stock Portfolio (3/99)                     2004        0.859           0.901               3,906,470
                                                               2003        0.675           0.859               4,114,361
                                                               2002        0.909           0.675               4,204,405
                                                               2001        1.092           0.909               4,662,446
                                                               2000        1.111           1.092               3,740,424
                                                               1999        1.000           1.111               1,692,027

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio (3/99)                     2004        1.232           1.257            6,168,939
                                                               2003        1.166           1.232            7,124,797
                                                               2002        1.116           1.166            6,632,682
                                                               2001        1.055           1.116            4,993,526
                                                               2000        0.998           1.055            2,776,420
Travelers Quality Bond Portfolio (3/99)                        1999        1.000           0.998            1,489,904
(continued)
   U.S. Government Securities Portfolio (3/99)                 2004        1.298           1.360           10,285,926
                                                               2003        1.279           1.298           12,875,470

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio  (continued)           2002        1.140           1.279           13,561,473
                                                               2001        1.091           1.140            5,799,178
                                                               2000        0.965           1.091            2,991,693
                                                               1999        1.000           0.965            1,134,380

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.830           0.872              771,149
                                                               2003        0.650           0.830              771,142
                                                               2002        0.864           0.650              797,904
                                                               2001        1.000           0.864                    -

   MFS Total Return Portfolio (4/99)                           2004        1.214           1.336           13,298,651
                                                               2003        1.055           1.214           12,199,587
                                                               2002        1.127           1.055           11,066,498
                                                               2001        1.142           1.127            6,827,545
                                                               2000        0.991           1.142            3,061,099
                                                               1999        1.000           0.991              822,665

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.259           1.380              856,031
                                                               2003        1.067           1.259              829,179
                                                               2002        1.020           1.067              766,337
                                                               2001        0.991           1.020              471,935
                                                               2000        1.007           0.991              316,519
                                                               1999        1.000           1.007              188,752

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2004        1.000           0.999              277,303
                                                               2003        1.000           1.000               12,295

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908           11,860,702
                                                               2003        0.629           0.836            9,708,546
                                                               2002        0.946           0.629            6,977,294
                                                               2001        1.000           0.946            3,242,797

   Smith Barney High Income Portfolio (5/99)                   2004        1.043           1.137              971,498
                                                               2003        0.828           1.043              904,827
                                                               2002        0.866           0.828              398,339
                                                               2001        0.912           0.866              326,040
                                                               2000        1.004           0.912              283,761
                                                               1999        1.000           1.004              174,517

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------
   Smith Barney International All Cap Growth                   2004        0.739           0.860            2,412,532
   Portfolio (3/99)

                                                               2003        0.587           0.739            2,627,323
                                                               2002        0.800           0.587            2,866,785
                                                               2001        1.177           0.800            3,135,295
                                                               2000        1.563           1.177            3,218,634
                                                               1999        1.000           1.563              942,437

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.970           0.961            8,385,153
                                                               2003        0.666           0.970            7,724,150
                                                               2002        0.896           0.666            6,231,231
                                                               2001        1.037           0.896            6,815,572
                                                               2000        1.128           1.037            6,508,869
                                                               1999        1.000           1.128            2,808,440

   Strategic Equity Portfolio (3/99)                           2004        0.770           0.838           11,640,459
                                                               2003        0.588           0.770           12,884,572
                                                               2002        0.897           0.588           13,880,086
                                                               2001        1.048           0.897           15,443,471
                                                               2000        1.298           1.048           14,295,924
                                                               1999        1.000           1.298            4,867,877

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.253           1.453              305,271
                                                               2003        1.000           1.253               43,676

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.680           0.717              164,650
                                                               2003        0.542           0.680              145,755
                                                               2002        0.815           0.542              187,292
                                                               2001        1.000           0.815                    -

   Enterprise Portfolio - Class II Shares (10/01)              2004        0.784           0.804               57,135
                                                               2003        0.632           0.784               57,287
                                                               2002        0.909           0.632               13,084
                                                               2001        1.000           0.909                4,883

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112             272,596
                                                               2003        0.695           0.974             178,822
                                                               2002        0.946           0.695             114,616
                                                               2001        1.000           0.946              25,573

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.933           0.969           4,661,931
                                                               2003        0.803           0.933           4,081,743
                                                               2002        0.894           0.803           3,576,168
                                                               2001        0.947           0.894           1,913,593
                                                               2000        1.000           0.947           1,309,194

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.070           1.217           2,968,323
                                                               2003        0.845           1.070           1,544,183
                                                               2002        0.947           0.845           1,138,367
                                                               2001        1.000           0.947              73,969

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950             164,693
                                                               2003        0.770           0.950             161,766
                                                               2002        0.844           0.770             136,449
                                                               2001        1.000           0.844                   -

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.249           1.537           2,519,692
                                                               2003        0.914           1.249           1,582,278
                                                               2002        1.029           0.914           1,173,002
                                                               2001        1.000           1.029             115,071



                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584                       -
                                                               2003        0.401           0.495                       -
                                                               2002        0.542           0.401                       -
                                                               2001        0.743           0.542                       -
                                                               2000        1.000           0.743                       -

   High Yield Bond Trust (5/99)                                2004        1.389           1.491                  16,956
                                                               2003        1.089           1.389                  18,359
                                                               2002        1.054           1.089                  19,894
                                                               2001        0.974           1.054                  21,521
                                                               2000        0.977           0.974                  23,249
                                                               1999        1.000           0.977                       -

   Managed Assets Trust (3/99)                                 2004        1.088           1.176                       -
                                                               2003        0.903           1.088                       -
                                                               2002        1.000           0.903                       -
                                                               2001        1.000           1.000                       -
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067                       -

   Money Market Portfolio (4/99)                               2004        1.101           1.099                   6,695
                                                               2003        1.107           1.101                   7,225
                                                               2002        1.105           1.107                   7,788
                                                               2001        1.078           1.105                   8,373
                                                               2000        1.028           1.078                       -
                                                               1999        1.000           1.028                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                       -
                                                               2002        0.886           0.610                       -
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.105                       -

   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.088                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.079                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.282           1.325                  33,289
                                                               2003        1.230           1.282                  35,763
                                                               2002        1.143           1.230                  38,664
                                                               2001        1.083           1.143                  41,627

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   CitiStreet Diversified Bond Fund - Class I  (continued)     2000        0.976           1.083                  22,686
                                                               1999        1.000           0.976                       -

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.880           0.998                   6,694
                                                               2003        0.685           0.880                   7,212
                                                               2002        0.893           0.685                   7,775
                                                               2001        1.151           0.893                   8,371
                                                               2000        1.267           1.151                   9,004
                                                               1999        1.000           1.267                       -

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.668           0.726                  13,829
                                                               2003        0.528           0.668                  14,898
                                                               2002        0.693           0.528                  16,062
                                                               2001        0.833           0.693                  17,293
                                                               2000        0.992           0.833                  18,600
                                                               1999        1.000           0.992                       -

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.695           1.924                   5,395
                                                               2003        1.199           1.695                   5,812
                                                               2002        1.592           1.199                   6,266
                                                               2001        1.587           1.592                   6,746
                                                               2000        1.460           1.587                   7,256
                                                               1999        1.000           1.460                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.116           1.377                       -
                                                               2003        0.791           1.116                       -
                                                               2002        0.906           0.791                       -
                                                               2001        1.015           0.906                       -
                                                               2000        1.502           1.015                       -
                                                               1999        1.000           1.502                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.780           2.310                       -
                                                               2003        1.345           1.780                       -
                                                               2002        1.303           1.345                       -
                                                               2001        1.213           1.303                       -

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Delaware VIP REIT Series - Standard Class  (continued)      2000        0.935           1.213                       -
                                                               1999        1.000           0.935                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.665           1.998                       -
                                                               2003        1.188           1.665                       -
                                                               2002        1.274           1.188                       -
                                                               2001        1.153           1.274                       -
                                                               2000        0.988           1.153                       -
                                                               1999        1.000           0.988                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.332           1.464                       -
                                                               2003        1.024           1.332                       -
                                                               2002        1.282           1.024                       -
                                                               2001        1.383           1.282                       -
                                                               2000        1.236           1.383                       -
                                                               1999        1.000           1.236                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.931           0.966                       -
                                                               2003        0.778           0.931                       -
                                                               2002        0.946           0.778                       -
                                                               2001        1.057           0.946                       -
                                                               2000        1.077           1.057                       -
                                                               1999        1.000           1.077                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.335                       -
                                                               2003        1.000           1.200                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.971           1.230                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.153                       -

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.123                       -

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.942           1.013                       -
                                                               2003        0.766           0.942                       -
                                                               2002        0.941           0.766                       -
                                                               2001        1.000           0.941                       -

   Equity Index Portfolio - Class II Shares (3/99)             2004        0.846           0.921                  45,806
                                                               2003        0.671           0.846                  51,970
                                                               2002        0.875           0.671                  55,452
                                                               2001        1.011           0.875                  59,108
                                                               2000        1.129           1.011                  62,948
                                                               1999        1.000           1.129                       -

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048                       -
                                                               2003        0.716           0.981                       -
                                                               2002        0.921           0.716                       -
                                                               2001        1.000           0.921                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                       -
                                                               2003        0.884           0.993                       -
                                                               2002        0.960           0.884                       -
                                                               2001        1.000           0.960                       -

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.727           0.865                       -
                                                               2003        0.546           0.727                       -
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                       -
                                                               2003        0.448           0.547                       -
                                                               2002        0.610           0.448                       -
                                                               2001        0.799           0.610                       -
                                                               2000        1.000           0.799                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.123                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.967           1.107                       -

   Mid-Cap Value Portfolio (7/04)                              2004        1.006           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.974           1.075                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.178           1.220                       -
                                                               2003        1.135           1.178                       -
                                                               2002        1.054           1.135                       -
                                                               2001        1.000           1.054                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        0.730           0.776                       -
                                                               2003        0.560           0.730                       -
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                       -
                                                               2003        0.698           0.886                       -
                                                               2002        0.858           0.698                       -
                                                               2001        1.000           0.858                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.300           1.620                       -
                                                               2003        0.879           1.300                       -
                                                               2002        1.090           0.879                       -
                                                               2001        1.000           1.090                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.454           1.555                  27,210
                                                               2003        1.059           1.454                  29,462
                                                               2002        1.431           1.059                  31,927
                                                               2001        1.422           1.431                  34,537

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   All Cap Fund - Class I  (continued)                         2000        1.218           1.422                  37,311
                                                               1999        1.000           1.218                       -

   Investors Fund - Class I (3/99)                             2004        1.160           1.265                       -
                                                               2003        0.888           1.160                       -
                                                               2002        1.168           0.888                       -
                                                               2001        1.234           1.168                       -
                                                               2000        1.084           1.234                       -
                                                               1999        1.000           1.084                       -

   Small Cap Growth Fund - Class I (6/01)                      2004        0.920           1.046                       -
                                                               2003        0.626           0.920                       -
                                                               2002        0.971           0.626                       -
                                                               2001        1.000           0.971                       -

   Total Return Fund - Class I (3/99)                          2004        1.097           1.178                       -
                                                               2003        0.958           1.097                       -
                                                               2002        1.042           0.958                       -
                                                               2001        1.064           1.042                       -
                                                               2000        0.998           1.064                       -
                                                               1999        1.000           0.998                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                       -
                                                               2003        0.654           0.797                       -
                                                               2002        0.895           0.654                       -
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2004        0.858           0.872                       -
                                                               2003        0.647           0.858                       -
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        0.994           1.146                       -
                                                               2003        0.727           0.994                       -
                                                               2002        0.958           0.727                       -
                                                               2001        0.932           0.958                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Strong Multi Cap Value Fund II  (continued)                 2000        0.875           0.932                       -
                                                               1999        1.000           0.875                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.037                       -

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.378           1.585                       -
                                                               2003        1.043           1.378                       -
                                                               2002        1.233           1.043                       -
                                                               2001        1.301           1.233                       -
                                                               2000        1.129           1.301                       -
                                                               1999        1.000           1.129                       -

   Equity Income Portfolio (3/99)                              2004        1.113           1.208                       -
                                                               2003        0.859           1.113                       -
                                                               2002        1.011           0.859                       -
                                                               2001        1.096           1.011                       -
                                                               2000        1.017           1.096                       -
                                                               1999        1.000           1.017                       -

   Federated Stock Portfolio (4/99)                            2004        0.994           1.085                       -
                                                               2003        0.789           0.994                       -
                                                               2002        0.990           0.789                       -
                                                               2001        0.986           0.990                       -
                                                               2000        0.962           0.986                       -
                                                               1999        1.000           0.962                       -

   Large Cap Portfolio (3/99)                                  2004        0.789           0.830                       -
                                                               2003        0.641           0.789                       -
                                                               2002        0.841           0.641                       -
                                                               2001        1.030           0.841                       -
                                                               2000        1.219           1.030                       -
                                                               1999        1.000           1.219                       -

   Lazard International Stock Portfolio (4/99)                 2004        0.828           0.947                       -
                                                               2003        0.652           0.828                       -
                                                               2002        0.759           0.652                       -
                                                               2001        1.041           0.759                       -
                                                               2000        1.190           1.041                       -
                                                               1999        1.000           1.190                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.764           0.874                       -
                                                               2003        0.638           0.764                       -
                                                               2002        0.863           0.638                       -
                                                               2001        1.127           0.863                       -
                                                               2000        1.209           1.127                       -
                                                               1999        1.000           1.209                       -

   MFS Emerging Growth Portfolio (8/01)                        2004        0.672           0.749                       -
                                                               2003        0.527           0.672                       -
                                                               2002        0.812           0.527                       -
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.890           1.003                  10,236
                                                               2003        0.658           0.890                  11,084
                                                               2002        1.301           0.658                  12,011
                                                               2001        1.726           1.301                  12,993
                                                               2000        1.598           1.726                  14,037
                                                               1999        1.000           1.598                       -

   MFS Value Portfolio (5/04)                                  2004        0.969           1.123                       -

   Pioneer Fund Portfolio (5/99)                               2004        0.752           0.825                       -
                                                               2003        0.615           0.752                       -
                                                               2002        0.893           0.615                       -
                                                               2001        1.174           0.893                       -
                                                               2000        0.956           1.174                       -
                                                               1999        1.000           0.956                       -

   Social Awareness Stock Portfolio (3/99)                     2004        0.859           0.901                       -
                                                               2003        0.675           0.859                       -
                                                               2002        0.909           0.675                       -
                                                               2001        1.092           0.909                       -
                                                               2000        1.111           1.092                       -
                                                               1999        1.000           1.111                       -

   Travelers Quality Bond Portfolio (3/99)                     2004        1.232           1.257                  15,091
                                                               2003        1.166           1.232                  17,944
                                                               2002        1.116           1.166                  19,445
                                                               2001        1.055           1.116                  21,034

                         CONDENSED FINANCIAL INFORMATION


                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)               2000        0.998           1.055                  22,724
                                                               1999        1.000           0.998                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.298           1.360                       -
                                                               2003        1.279           1.298                       -
                                                               2002        1.140           1.279                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.830           0.872                       -
                                                               2003        0.650           0.830                       -
                                                               2002        0.864           0.650                       -
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (4/99)                           2004        1.214           1.336                       -
                                                               2003        1.055           1.214                       -
                                                               2002        1.127           1.055                       -
                                                               2001        1.142           1.127                       -
                                                               2000        0.991           1.142                       -
                                                               1999        1.000           0.991                       -

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.259           1.380                       -
                                                               2003        1.067           1.259                       -
                                                               2002        1.020           1.067                       -
                                                               2001        0.991           1.020                       -
                                                               2000        1.007           0.991                       -
                                                               1999        1.000           1.007                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2004        1.000           0.999                       -
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908                       -
                                                               2003        0.629           0.836                       -
                                                               2002        0.946           0.629                       -
                                                               2001        1.000           0.946                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio (5/99)                   2004        1.043           1.137                       -
                                                               2003        0.828           1.043                       -
                                                               2002        0.866           0.828                       -
                                                               2001        0.912           0.866                       -
                                                               2000        1.004           0.912                       -
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2004        0.739           0.860                       -
                                                               2003        0.587           0.739                       -
                                                               2002        0.800           0.587                       -
                                                               2001        1.177           0.800                       -
                                                               2000        1.563           1.177                       -
                                                               1999        1.000           1.563                       -

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.970           0.961                  10,733
                                                               2003        0.666           0.970                  11,536
                                                               2002        0.896           0.666                  12,440
                                                               2001        1.037           0.896                       -
                                                               2000        1.128           1.037                  14,436
                                                               1999        1.000           1.128                       -

   Strategic Equity Portfolio (3/99)                           2004        0.770           0.838                  26,393
                                                               2003        0.588           0.770                  28,725
                                                               2002        0.897           0.588                  31,017
                                                               2001        1.048           0.897                  33,549
                                                               2000        1.298           1.048                  36,239
                                                               1999        1.000           1.298                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.253           1.453                       -
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.680           0.717                       -
                                                               2003        0.542           0.680                       -
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (10/01)              2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                       -
                                                               2003        0.695           0.974                       -
                                                               2002        0.946           0.695                       -
                                                               2001        1.000           0.946                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.933           0.969                       -
                                                               2003        0.803           0.933                       -
                                                               2002        0.894           0.803                       -
                                                               2001        0.947           0.894                       -
                                                               2000        1.000           0.947                       -

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.070           1.217                       -
                                                               2003        0.845           1.070                       -
                                                               2002        0.947           0.845                       -
                                                               2001        1.000           0.947                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                       -
                                                               2003        0.770           0.950                       -
                                                               2002        0.844           0.770                       -
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.249           1.537                       -
                                                               2003        0.914           1.249                       -
                                                               2002        1.029           0.914                       -
                                                               2001        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.213           1.233                  39,822
                                                               2003        1.152           1.213                       -
                                                               2002        1.106           1.152                       -
                                                               2001        1.049           1.106                       -
                                                               2000        0.996           1.049                       -
                                                               1999        1.000           0.996                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.277           1.334                       -
                                                               2003        1.263           1.277                       -
                                                               2002        1.129           1.263                       -
                                                               2001        1.084           1.129                       -
                                                               2000        0.962           1.084                       -
                                                               1999        1.000           0.962                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.201           1.219                       -
                                                               2003        1.143           1.201                       -
                                                               2002        1.100           1.143                       -
                                                               2001        1.045           1.100                       -
                                                               2000        0.994           1.045                       -
                                                               1999        1.000           0.994                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.265           1.319                       -
                                                               2003        1.253           1.265                       -
                                                               2002        1.123           1.253                       -
                                                               2001        1.080           1.123                       -
                                                               2000        0.961           1.080                       -
                                                               1999        1.000           0.961                       -

                         CONDENSED FINANCIAL INFORMATION


                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.813           0.878                  57,174
                                                               2003        0.650           0.813                       -
                                                               2002        0.855           0.650                       -
                                                               2001        0.996           0.855                       -
                                                               2000        1.122           0.996                       -
                                                               1999        1.000           1.122                       -


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 - is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund - Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                       FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD               MANAGED                MONEY
                                        APPRECIATION            BOND                 ASSETS               MARKET
                                            FUND                TRUST                TRUST               PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 12,713,241         $  8,246,182         $ 23,790,422         $ 14,396,518

  Receivables:
    Dividends ................                    --                   --                   --               12,656
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            12,713,241            8,246,182           23,790,422           14,409,174
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 12,713,241         $  8,246,182         $ 23,790,422         $ 14,409,174
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           AIM V.I.            GLOBAL
                                           PREMIER             GROWTH                GROWTH            GROWTH-INCOME
                                           EQUITY              FUND -                FUND -               FUND -
                                           FUND -              CLASS 2              CLASS 2               CLASS 2
                                          SERIES I             SHARES                SHARES               SHARES
                                        ------------         ------------         ------------         -------------
ASSETS:
  Investments at market value:          $    230,154         $    199,596         $    335,649         $    517,588

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               230,154              199,596              335,649              517,588
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    230,154         $    199,596         $    335,649         $    517,588
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           CITISTREET           CITISTREET           CREDIT
   CITISTREET          CITISTREET             LARGE               SMALL              SUISSE             DELAWARE
   DIVERSIFIED        INTERNATIONAL          COMPANY             COMPANY              TRUST             VIP REIT
      BOND                STOCK               STOCK               STOCK             EMERGING            SERIES -
     FUND -              FUND -              FUND -               FUND -             MARKETS            STANDARD
     CLASS I             CLASS I             CLASS I             CLASS I            PORTFOLIO            CLASS
  ------------        -------------       ------------        ------------        ------------        ------------
  $ 93,755,235        $ 41,301,670        $ 64,818,478        $ 34,343,126        $  1,844,188        $  6,193,210


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    93,755,235          41,301,670          64,818,478          34,343,126           1,844,188           6,193,210
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 93,755,235        $ 41,301,670        $ 64,818,478        $ 34,343,126        $  1,844,188        $  6,193,210
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          DELAWARE              DREYFUS
                                             VIP                 VIF -              DREYFUS               MUTUAL
                                          SMALL CAP           DEVELOPING             VIF -                SHARES
                                            VALUE               LEADERS           APPRECIATION          SECURITIES
                                          SERIES -            PORTFOLIO -         PORTFOLIO -             FUND -
                                          STANDARD              INITIAL             INITIAL               CLASS 2
                                            CLASS               SHARES               SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,663,717         $ 11,909,605         $  4,513,234         $    141,767

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,663,717           11,909,605            4,513,234              141,767
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,663,717         $ 11,909,605         $  4,513,234         $    141,767
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON
   DEVELOPING           TEMPLETON           TEMPLETON
     MARKETS             FOREIGN             GROWTH                                  EQUITY
   SECURITIES          SECURITIES          SECURITIES                                 INDEX
     FUND -              FUND -              FUND -                                PORTFOLIO -        FUNDAMENTAL
     CLASS 2             CLASS 2             CLASS 2          APPRECIATION          CLASS II             VALUE
     SHARES              SHARES              SHARES            PORTFOLIO             SHARES            PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     61,107        $    256,933        $    655,297        $  3,329,016        $ 21,170,342        $ 10,079,696


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        61,107             256,933             655,297           3,329,016          21,170,342          10,079,696
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     61,107        $    256,933        $    655,297        $  3,329,016        $ 21,170,342        $ 10,079,696
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                MID CAP             WORLDWIDE
                                          BALANCED              GROWTH                GROWTH              LAZARD
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT
                                           SERVICE              SERVICE              SERVICE             SMALL CAP
                                           SHARES               SHARES                SHARES             PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,662,857         $    183,971         $  5,350,408         $    259,760

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,662,857              183,971            5,350,408              259,760
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,662,857         $    183,971         $  5,350,408         $    259,760
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           OPPENHEIMER                              PUTNAM VT          PUTNAM VT
                                              MAIN               TOTAL              DISCOVERY        INTERNATIONAL
     GROWTH                                  STREET              RETURN              GROWTH              EQUITY
       AND               MID-CAP            FUND/VA -         PORTFOLIO -            FUND -              FUND -
     INCOME               VALUE              SERVICE         ADMINISTRATIVE         CLASS IB            CLASS IB
    PORTFOLIO           PORTFOLIO            SHARES              CLASS               SHARES              SHARES
  ------------        ------------        ------------       --------------       ------------       -------------
  $    297,387        $    254,968        $     80,338        $  6,974,499        $     72,233        $    988,359


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       297,387             254,968              80,338           6,974,499              72,233             988,359
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    297,387        $    254,968        $     80,338        $  6,974,499        $     72,233        $    988,359
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          PUTNAM VT
                                          SMALL CAP
                                            VALUE                                                        SMALL CAP
                                           FUND -               ALL CAP             INVESTORS             GROWTH
                                          CLASS IB              FUND -                FUND -              FUND -
                                           SHARES               CLASS I              CLASS I              CLASS I
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,280,294         $ 13,851,585         $  4,338,270         $    626,251

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,280,294           13,851,585            4,338,270              626,251
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,280,294         $ 13,851,585         $  4,338,270         $    626,251
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SMITH
                                             BARNEY
                          SMITH              PREMIER
      TOTAL              BARNEY            SELECTIONS             STRONG                               DISCIPLINED
     RETURN             DIVIDEND             ALL CAP            MULTI CAP           CONVERTIBLE          MID CAP
     FUND -             STRATEGY             GROWTH               VALUE             SECURITIES            STOCK
     CLASS I            PORTFOLIO           PORTFOLIO            FUND II             PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    630,580        $    294,711        $     40,892        $    707,425        $     66,705        $  7,024,104


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       630,580             294,711              40,892             707,425              66,705           7,024,104
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    630,580        $    294,711        $     40,892        $    707,425        $     66,705        $  7,024,104
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                          LAZARD
                                           EQUITY              FEDERATED                               INTERNATIONAL
                                           INCOME                STOCK              LARGE CAP              STOCK
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         -------------
ASSETS:
  Investments at market value:          $ 15,081,720         $  1,339,140         $  7,440,215         $  1,343,804

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            15,081,720            1,339,140            7,440,215            1,343,804
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 15,081,720         $  1,339,140         $  7,440,215         $  1,343,804
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     MERRILL
      LYNCH                MFS                 MFS                                                       SOCIAL
    LARGE CAP           EMERGING             MID CAP               MFS               PIONEER           AWARENESS
      CORE               GROWTH              GROWTH               VALUE               FUND               STOCK
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    813,042        $     44,676        $  4,418,798        $    275,189        $  1,824,680        $  3,713,257


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       813,042              44,676           4,418,798             275,189           1,824,680           3,713,257
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    813,042        $     44,676        $  4,418,798        $    275,189        $  1,824,680        $  3,713,257
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          TRAVELERS              U.S.                 AIM                   MFS
                                           QUALITY            GOVERNMENT            CAPITAL                TOTAL
                                            BOND              SECURITIES          APPRECIATION            RETURN
                                          PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  8,373,450         $ 14,845,264         $    737,069         $ 19,559,622

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             8,373,450           14,845,264              737,069           19,559,622
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  8,373,450         $ 14,845,264         $    737,069         $ 19,559,622
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           SB
                       ADJUSTABLE                                                     SMITH              SMITH
                          RATE                SMITH               SMITH              BARNEY              BARNEY
     PIONEER             INCOME              BARNEY               BARNEY          INTERNATIONAL          LARGE
    STRATEGIC          PORTFOLIO -         AGGRESSIVE              HIGH              ALL CAP         CAPITALIZATION
     INCOME              CLASS I             GROWTH               INCOME             GROWTH              GROWTH
    PORTFOLIO            SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,249,728        $    334,015        $ 11,638,991        $  1,119,057        $  2,230,190        $  8,404,436


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,249,728             334,015          11,638,991           1,119,057           2,230,190           8,404,436
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,249,728        $    334,015        $ 11,638,991        $  1,119,057        $  2,230,190        $  8,404,436
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                     EMERGING
                                                               COMSTOCK               GROWTH            ENTERPRISE
                                          STRATEGIC           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           EQUITY              CLASS II              CLASS II            CLASS II
                                          PORTFOLIO             SHARES                SHARES              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 10,454,166         $    495,477         $    118,010         $     45,933

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            10,454,166              495,477              118,010               45,933
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 10,454,166         $    495,477         $    118,010         $     45,933
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                                      DYNAMIC
     BARNEY               ASSET                                  CAPITAL
    SMALL CAP            MANAGER          CONTRAFUND(R)       APPRECIATION           MID CAP
     GROWTH            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
  OPPORTUNITIES          SERVICE             SERVICE             SERVICE             SERVICE
    PORTFOLIO            CLASS 2             CLASS 2             CLASS 2             CLASS 2            COMBINED
  -------------       ------------        -------------       ------------        ------------        ------------
  $    305,978        $  4,806,304        $  3,952,812        $    172,787        $  4,156,872        $538,746,250


            --                  --                  --                  --                  --              12,656
  ------------        ------------        ------------        ------------        ------------        ------------

       305,978           4,806,304           3,952,812             172,787           4,156,872         538,758,906
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    305,978        $  4,806,304        $  3,952,812        $    172,787        $  4,156,872        $538,758,906
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                         CAPITAL               YIELD             MANAGED             MONEY
                                                       APPRECIATION            BOND              ASSETS              MARKET
                                                           FUND                TRUST              TRUST            PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    538,978       $    541,746        $    155,258
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             137,736              91,532            279,130             188,606
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (137,736)            447,446            262,616             (33,348)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               4,971            196,381                  --
    Realized gain (loss) on sale of investments            (627,934)             77,589           (163,893)                 --
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (627,934)             82,560             32,488                  --
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           2,725,194              24,915          1,511,746                  --
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,959,524        $    554,921       $  1,806,850        $    (33,348)
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     AIM V.I.            GLOBAL                                                   CITISTREET          CITISTREET
      PREMIER            GROWTH              GROWTH           GROWTH-INCOME       DIVERSIFIED       INTERNATIONAL
      EQUITY             FUND -              FUND -              FUND -              BOND               STOCK
      FUND -             CLASS 2            CLASS 2              CLASS 2            FUND -              FUND -
     SERIES I            SHARES              SHARES              SHARES             CLASS I            CLASS I
  ------------        ------------        ------------        -------------      ------------       -------------
  $      1,062        $        230        $        420        $      3,594       $  2,981,777       $    508,009
  ------------        ------------        ------------        ------------       ------------       ------------


         2,475                 825                 998               1,501          1,047,262            444,976
  ------------        ------------        ------------        ------------       ------------       ------------

        (1,413)               (595)               (578)              2,093          1,934,515             63,033
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --                 --                 --
         1,541                  92                 341                  39            222,629           (192,093)
  ------------        ------------        ------------        ------------       ------------       ------------

         1,541                  92                 341                  39            222,629           (192,093)
  ------------        ------------        ------------        ------------       ------------       ------------


         9,706              17,537              23,716              27,879            807,214          5,025,312
  ------------        ------------        ------------        ------------       ------------       ------------



  $      9,834        $     17,034        $     23,479        $     30,011       $  2,964,358       $  4,896,252
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         CITISTREET         CITISTREET           CREDIT
                                                           LARGE               SMALL             SUISSE             DELAWARE
                                                          COMPANY             COMPANY             TRUST             VIP REIT
                                                           STOCK               STOCK            EMERGING            SERIES -
                                                           FUND -             FUND -             MARKETS            STANDARD
                                                          CLASS I             CLASS I           PORTFOLIO            CLASS
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    494,798        $     34,110       $      4,578        $     91,350
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             693,725             370,323             19,639              57,207
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (198,927)           (336,213)           (15,061)             34,143
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --              94,651
    Realized gain (loss) on sale of investments            (194,393)             71,849            (17,547)            155,710
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (194,393)             71,849            (17,547)            250,361
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           5,571,536           4,384,978            373,198           1,059,727
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  5,178,216        $  4,120,614       $    340,590        $  1,344,231
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DELAWARE             DREYFUS                                                   TEMPLETON
       VIP                VIF -              DREYFUS              MUTUAL          DEVELOPING          TEMPLETON
    SMALL CAP          DEVELOPING             VIF -               SHARES            MARKETS            FOREIGN
      VALUE              LEADERS          APPRECIATION          SECURITIES        SECURITIES          SECURITIES
    SERIES -           PORTFOLIO -         PORTFOLIO -            FUND -            FUND -              FUND -
    STANDARD             INITIAL             INITIAL             CLASS 2            CLASS 2            CLASS 2
      CLASS              SHARES              SHARES               SHARES            SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------       ------------
  $      9,723        $     22,700        $     75,095        $        352       $         --       $        138
  ------------        ------------        ------------        ------------       ------------       ------------


        59,990             137,835              57,078                 733                298                718
  ------------        ------------        ------------        ------------       ------------       ------------

       (50,267)           (115,135)             18,017                (381)              (298)              (580)
  ------------        ------------        ------------        ------------       ------------       ------------



        97,052                  --                  --                  --                 --                 --
       146,382            (174,137)            (48,158)                353                434                 32
  ------------        ------------        ------------        ------------       ------------       ------------

       243,434            (174,137)            (48,158)                353                434                 32
  ------------        ------------        ------------        ------------       ------------       ------------


       755,195           1,371,628             195,569              10,999             11,259             21,303
  ------------        ------------        ------------        ------------       ------------       ------------



  $    948,362        $  1,082,356        $    165,428        $     10,971       $     11,395       $     20,755
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        TEMPLETON
                                                          GROWTH                                 EQUITY
                                                        SECURITIES                                INDEX
                                                          FUND -                               PORTFOLIO -        FUNDAMENTAL
                                                         CLASS 2           APPRECIATION         CLASS II             VALUE
                                                          SHARES             PORTFOLIO           SHARES            PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     34,580       $    275,671        $     64,399
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................               1,636              35,249            243,567             115,371
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............              (1,636)               (669)            32,104             (50,972)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --             227,577
    Realized gain (loss) on sale of investments                 338              22,960           (179,344)             83,864
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                 338              22,960           (179,344)            311,441
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              49,872             199,115          1,894,025             374,610
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     48,574        $    221,406       $  1,746,785        $    635,079
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MID CAP            WORLDWIDE
    BALANCED             GROWTH              GROWTH               LAZARD            GROWTH
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          RETIREMENT            AND              MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP           INCOME              VALUE
     SHARES              SHARES              SHARES             PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------       ------------       ------------
  $     36,105        $         --        $     48,209        $         --       $      2,348       $        581
  ------------        ------------        ------------        ------------       ------------       ------------


        19,762               1,869              65,715                 976                863                850
  ------------        ------------        ------------        ------------       ------------       ------------

        16,343              (1,869)            (17,506)               (976)             1,485               (269)
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --              2,387              2,962
        16,813               1,032            (336,826)                 48                 49              4,717
  ------------        ------------        ------------        ------------       ------------       ------------

        16,813               1,032            (336,826)                 48              2,436              7,679
  ------------        ------------        ------------        ------------       ------------       ------------


        80,053              28,093             511,632              26,694             24,343             21,897
  ------------        ------------        ------------        ------------       ------------       ------------



  $    113,209        $     27,256        $    157,300        $     25,766       $     28,264       $     29,307
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        OPPENHEIMER                             PUTNAM VT          PUTNAM VT
                                                            MAIN               TOTAL            DISCOVERY        INTERNATIONAL
                                                           STREET             RETURN             GROWTH              EQUITY
                                                         FUND/VA -          PORTFOLIO -          FUND -              FUND -
                                                          SERVICE         ADMINISTRATIVE        CLASS IB            CLASS IB
                                                           SHARES              CLASS             SHARES              SHARES
                                                       ------------        -------------      ------------       -------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    128,106       $         --        $     13,075
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 247              82,883                833              10,647
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (247)             45,223               (833)              2,428
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --             100,686                 --                  --
    Realized gain (loss) on sale of investments                   7              43,295                920              25,893
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   7             143,981                920              25,893
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               4,054              58,618              4,114              97,744
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      3,814        $    247,822       $      4,201        $    126,065
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT
    SMALL CAP                                                                                           SMITH
      VALUE                                                     SMALL CAP            TOTAL              BARNEY
     FUND -              ALL CAP            INVESTORS             GROWTH            RETURN             DIVIDEND
    CLASS IB             FUND -              FUND -               FUND -            FUND -             STRATEGY
     SHARES              CLASS I             CLASS I             CLASS I            CLASS I           PORTFOLIO
  ------------        ------------        ------------        ------------       ------------       ------------
  $     12,317        $     72,167        $     60,494        $         --       $     11,447       $      2,746
  ------------        ------------        ------------        ------------       ------------       ------------


        47,515             160,517              49,398               6,434              7,993              3,201
  ------------        ------------        ------------        ------------       ------------       ------------

       (35,198)            (88,350)             11,096              (6,434)             3,454               (455)
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --             11,582                 --
        79,346              96,286              24,256               5,460             10,488                 52
  ------------        ------------        ------------        ------------       ------------       ------------

        79,346              96,286              24,256               5,460             22,070                 52
  ------------        ------------        ------------        ------------       ------------       ------------


       902,513             884,586             329,594              64,337             20,022              6,766
  ------------        ------------        ------------        ------------       ------------       ------------



  $    946,661        $    892,522        $    364,946        $     63,363       $     45,546       $      6,363
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SMITH
                                                          BARNEY
                                                         PREMIER
                                                        SELECTIONS            STRONG                              DISCIPLINED
                                                         ALL CAP             MULTI CAP         CONVERTIBLE          MID CAP
                                                          GROWTH               VALUE           SECURITIES            STOCK
                                                        PORTFOLIO             FUND II           PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $         --       $      1,392        $     18,287
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 348               8,407                266              77,868
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (348)             (8,407)             1,126             (59,581)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --             191,548
    Realized gain (loss) on sale of investments               1,142              16,126                251             121,278
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................               1,142              16,126                251             312,826
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 823              89,399              1,137             675,979
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      1,617        $     97,118       $      2,514        $    929,224
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                    MERRILL
                                                                  LAZARD             LYNCH               MFS
     EQUITY             FEDERATED                             INTERNATIONAL        LARGE CAP           EMERGING
     INCOME               STOCK             LARGE CAP             STOCK              CORE               GROWTH
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        -------------      ------------       ------------
  $    189,477        $     18,579        $     58,010        $     19,291       $      4,199       $         --
  ------------        ------------        ------------        ------------       ------------       ------------


       161,550              16,347              89,261              12,205              9,111                252
  ------------        ------------        ------------        ------------       ------------       ------------

        27,927               2,232             (31,251)              7,086             (4,912)              (252)
  ------------        ------------        ------------        ------------       ------------       ------------



       656,444                  --                  --                  --                 --                 --
       113,520               4,065            (258,372)             12,768            (72,353)              (311)
  ------------        ------------        ------------        ------------       ------------       ------------

       769,964               4,065            (258,372)             12,768            (72,353)              (311)
  ------------        ------------        ------------        ------------       ------------       ------------


       406,051             108,911             659,927             138,677            178,132              2,394
  ------------        ------------        ------------        ------------       ------------       ------------



  $  1,203,942        $    115,208        $    370,304        $    158,531       $    100,867       $      1,831
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           MFS                                                       SOCIAL
                                                         MID CAP                MFS              PIONEER           AWARENESS
                                                          GROWTH               VALUE              FUND               STOCK
                                                        PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $      3,088       $     15,837        $     26,543
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................              51,759                 698             22,233              43,678
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............             (51,759)              2,390             (6,396)            (17,135)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               2,366                 --                  --
    Realized gain (loss) on sale of investments            (747,667)                559           (134,018)            (77,776)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (747,667)              2,925           (134,018)            (77,776)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,316,699              12,295            304,607             270,090
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    517,273        $     17,610       $    164,193        $    175,179
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                          SB
                                                                                                      ADJUSTABLE
                                                                                                         RATE
    TRAVELERS             U.S.                 AIM                 MFS              PIONEER             INCOME
     QUALITY           GOVERNMENT            CAPITAL              TOTAL            STRATEGIC         PORTFOLIO -
      BOND             SECURITIES         APPRECIATION            RETURN            INCOME             CLASS I
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO            SHARES
  ------------        ------------        ------------        ------------       ------------       ------------
  $    395,964        $    648,845        $        970        $    500,174       $     81,989       $      3,530
  ------------        ------------        ------------        ------------       ------------       ------------


       109,350             193,276               8,407             210,037             13,731              2,891
  ------------        ------------        ------------        ------------       ------------       ------------

       286,614             455,569              (7,437)            290,137             68,258                639
  ------------        ------------        ------------        ------------       ------------       ------------



            --              29,068                  --             510,080                 --                 --
         4,554             (10,169)             13,389              45,095             (4,351)               340
  ------------        ------------        ------------        ------------       ------------       ------------

         4,554              18,899              13,389             555,175             (4,351)               340
  ------------        ------------        ------------        ------------       ------------       ------------


      (119,842)            273,381              28,254             912,965             43,267             (1,063)
  ------------        ------------        ------------        ------------       ------------       ------------



  $    171,326        $    747,849        $     34,206        $  1,758,277       $    107,174       $        (84)
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  SMITH              SMITH
                                                          SMITH                SMITH             BARNEY              BARNEY
                                                          BARNEY              BARNEY          INTERNATIONAL          LARGE
                                                        AGGRESSIVE             HIGH              ALL CAP         CAPITALIZATION
                                                          GROWTH              INCOME             GROWTH              GROWTH
                                                        PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     89,436       $     19,269        $     30,158
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             123,920              13,065             25,495             101,687
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (123,920)             76,371             (6,226)            (71,529)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              43,007                  --                 --                  --
    Realized gain (loss) on sale of investments              47,691               1,589            (31,255)            (38,307)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              90,698               1,589            (31,255)            (38,307)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             905,015              16,598            363,817               9,538
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    871,793        $     94,558       $    326,336        $   (100,298)
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     SMITH
                                            EMERGING                                BARNEY              ASSET
                        COMSTOCK             GROWTH             ENTERPRISE         SMALL CAP           MANAGER
   STRATEGIC           PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          GROWTH           PORTFOLIO -
    EQUITY              CLASS II            CLASS II             CLASS II        OPPORTUNITIES         SERVICE
   PORTFOLIO             SHARES              SHARES               SHARES           PORTFOLIO           CLASS 2
  ------------        ------------        ------------        ------------       -------------      ------------
  $    141,321        $        927        $         --        $         58       $        207       $    103,247
  ------------        ------------        ------------        ------------       ------------       ------------


       124,526               3,180               1,349                 547              3,357             53,015
  ------------        ------------        ------------        ------------       ------------       ------------

        16,795              (2,253)             (1,349)               (489)            (3,150)            50,232
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --              6,453                 --
      (868,035)              1,943                 728                  10             12,014              5,929
  ------------        ------------        ------------        ------------       ------------       ------------

      (868,035)              1,943                 728                  10             18,467              5,929
  ------------        ------------        ------------        ------------       ------------       ------------


     1,713,467              45,346               7,774               1,599             21,432            123,159
  ------------        ------------        ------------        ------------       ------------       ------------



  $    862,227        $     45,036        $      7,153        $      1,120       $     36,749       $    179,320
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DYNAMIC
                                                                             CAPITAL
                                                      CONTRAFUND(R)        APPRECIATION          MID CAP
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE             SERVICE
                                                         CLASS 2             CLASS 2             CLASS 2            COMBINED
                                                       -------------       ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      4,482        $         --       $         --        $  8,601,443
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................              33,436               2,312             36,152           6,001,829
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............             (28,954)             (2,312)           (36,152)          2,599,614
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --           2,177,215
    Realized gain (loss) on sale of investments              27,295                (992)            66,208          (2,588,622)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              27,295                (992)            66,208            (411,407)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             427,159              (7,441)           673,426          39,114,265
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    425,500        $    (10,745)      $    703,482        $ 41,302,472
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CAPITAL APPRECIATION          HIGH YIELD BOND              MANAGED ASSETS
                                                            FUND                      TRUST                        TRUST
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (137,736) $   (122,016) $    447,446  $    425,192  $    262,616  $    272,218
  Realized gain (loss) ......................      (627,934)   (1,206,327)       82,560        13,643        32,488      (496,617)
  Change in unrealized gain (loss)
    on investments ..........................     2,725,194     3,592,429        24,915     1,022,264     1,511,746     3,725,896
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     1,959,524     2,264,086       554,921     1,461,099     1,806,850     3,501,497
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       662,719       950,417       663,918       705,582     2,222,525     1,537,202
  Participant transfers from other
    funding options .........................       289,822       378,761       774,345     1,199,898     1,005,858     1,644,140
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (527,634)     (678,228)     (356,513)     (333,571)   (1,649,542)   (1,117,709)
  Participant transfers to other
    funding options .........................    (1,101,417)   (1,247,685)     (663,134)     (640,385)     (737,193)   (1,221,617)
  Other payments to participants ............            --       (76,069)      (48,421)      (22,655)      (67,527)      (73,362)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (676,510)     (672,804)      370,195       908,869       774,121       768,654
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     1,283,014     1,591,282       925,116     2,369,968     2,580,971     4,270,151


NET ASSETS:
    Beginning of year .......................    11,430,227     9,838,945     7,321,066     4,951,098    21,209,451    16,939,300
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 12,713,241  $ 11,430,227  $  8,246,182  $  7,321,066  $ 23,790,422  $ 21,209,451
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       MONEY MARKET             AIM V.I. PREMIER           GLOBAL GROWTH FUND -
                                                         PORTFOLIO           EQUITY FUND - SERIES I           CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (33,348) $    (86,873) $     (1,413) $     (1,191) $       (595) $         --
  Realized gain (loss) ......................            --            --         1,541        (9,404)           92            --
  Change in unrealized gain (loss)
    on investments ..........................            --            --         9,706        45,333        17,537            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       (33,348)      (86,873)        9,834        34,738        17,034            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     2,280,148     3,342,976           365        56,365        54,735            --
  Participant transfers from other
    funding options .........................     2,989,203    11,247,666         7,622       134,856       130,055            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................    (2,369,442)   (3,078,638)      (25,161)       (9,710)       (2,228)           --
  Participant transfers to other
    funding options .........................    (6,130,219)  (16,050,511)       (8,352)     (140,454)           --            --
  Other payments to participants ............      (157,769)     (147,739)           --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    (3,388,079)   (4,686,246)      (25,526)       41,057       182,562            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...    (3,421,427)   (4,773,119)      (15,692)       75,795       199,596            --


NET ASSETS:
    Beginning of year .......................    17,830,601    22,603,720       245,846       170,051            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 14,409,174  $ 17,830,601  $    230,154  $    245,846  $    199,596  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                        CITISTREET                     CITISTREET
        GROWTH FUND -              GROWTH-INCOME FUND -              DIVERSIFIED BOND              INTERNATIONAL STOCK
       CLASS 2 SHARES                 CLASS 2 SHARES                  FUND - CLASS I                 FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (578)   $         --   $      2,093    $         --   $  1,934,515    $  2,155,087    $     63,033    $   (114,282)
         341              --             39              --        222,629         673,453        (192,093)     (2,166,432)

      23,716              --         27,879              --        807,214         354,496       5,025,312       9,849,643
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      23,479              --         30,011              --      2,964,358       3,183,036       4,896,252       7,568,929
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      80,060              --        229,672              --     20,396,550      12,302,700       8,098,025       4,198,700

     246,158              --        266,278              --      6,556,514       3,700,524         973,235       6,829,896
          --              --             --              --       (502,316)       (425,332)       (220,679)       (174,016)
      (2,082)             --         (1,144)             --     (6,834,462)     (5,478,510)     (2,715,533)     (2,046,865)

     (11,966)             --         (7,229)             --     (4,061,902)     (9,475,743)     (3,390,742)     (7,597,345)
          --              --             --              --       (353,600)       (197,548)       (177,912)        (67,235)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     312,170              --        487,577              --     15,200,784         426,091       2,566,394       1,143,135
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     335,649              --        517,588              --     18,165,142       3,609,127       7,462,646       8,712,064



          --              --             --              --     75,590,093      71,980,966      33,839,024      25,126,960
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    335,649    $         --   $    517,588    $         --   $ 93,755,235    $ 75,590,093    $ 41,301,670    $ 33,839,024
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        CITISTREET                CITISTREET                  CREDIT SUISSE
                                                    LARGE COMPANY STOCK       SMALL COMPANY STOCK            TRUST EMERGING
                                                       FUND - CLASS I           FUND - CLASS I              MARKETS PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (198,927) $   (212,741) $   (336,213) $   (241,407) $    (15,061) $    (14,647)
  Realized gain (loss) ......................      (194,393)     (585,669)       71,849      (361,095)      (17,547)      (77,052)
  Change in unrealized gain (loss)
    on investments ..........................     5,571,536    11,125,809     4,384,978     8,572,157       373,198       517,022
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     5,178,216    10,327,399     4,120,614     7,969,655       340,590       425,323
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    13,007,699     6,542,302     6,025,556     2,837,304           543        16,605
  Participant transfers from other
    funding options .........................     2,216,889     4,927,965     1,188,922     3,907,767       205,345       112,629
  Administrative and asset allocation charges      (360,962)     (274,016)     (164,261)     (122,013)           --            --
  Contract surrenders .......................    (4,188,426)   (3,178,956)   (2,263,711)   (1,758,000)      (70,374)      (53,267)
  Participant transfers to other
    funding options .........................    (2,364,094)   (1,548,181)   (2,927,691)   (1,326,926)     (152,982)      (93,276)
  Other payments to participants ............      (282,706)      (85,449)     (165,960)      (34,913)       (5,473)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     8,028,400     6,383,665     1,692,855     3,503,219       (22,941)      (17,309)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...    13,206,616    16,711,064     5,813,469    11,472,874       317,649       408,014


NET ASSETS:
    Beginning of year .......................    51,611,862    34,900,798    28,529,657    17,056,783     1,526,539     1,118,525
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 64,818,478  $ 51,611,862  $ 34,343,126  $ 28,529,657  $  1,844,188  $  1,526,539
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DELAWARE VIP                   DELAWARE VIP                   DREYFUS VIF -                   DREYFUS VIF-
        REIT SERIES -                 SMALL CAP VALUE               DEVELOPING LEADERS          APPRECIATION PORTFOLIO -
        STANDARD CLASS            SERIES - STANDARD CLASS       PORTFOLIO - INITIAL SHARES           INITIAL SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     34,143    $     40,213   $    (50,267)   $    (29,876)  $   (115,135)   $   (109,161)   $     18,017    $      8,738
     250,361          67,818        243,434          83,337       (174,137)       (501,684)        (48,158)       (170,251)

   1,059,727         783,012        755,195       1,176,263      1,371,628       3,077,076         195,569         979,678
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


   1,344,231         891,043        948,362       1,229,724      1,082,356       2,466,231         165,428         818,165
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     753,678         433,360        426,304         429,245        587,008         623,124          78,877         301,243

   1,155,087         484,507        501,939         698,826        381,343         538,650          43,364         251,884
          --              --             --              --             --              --              --              --
    (289,576)       (258,095)      (322,101)       (157,513)      (485,134)       (473,768)       (427,867)       (320,537)

    (636,450)       (299,430)      (383,724)       (571,200)      (583,288)       (592,570)       (317,530)       (347,284)
      (5,656)             --         (6,303)             --         19,672          (4,849)           (160)        (50,796)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     977,083         360,342        216,115         399,358        (80,399)         90,587        (623,316)       (165,490)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

   2,321,314       1,251,385      1,164,477       1,629,082      1,001,957       2,556,818        (457,888)        652,675



   3,871,896       2,620,511      4,499,240       2,870,158     10,907,648       8,350,830       4,971,122       4,318,447
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  6,193,210    $  3,871,896   $  5,663,717    $  4,499,240   $ 11,909,605    $ 10,907,648    $  4,513,234    $  4,971,122
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    TEMPLETON
                                                      MUTUAL SHARES            DEVELOPING MARKETS               TEMPLETON
                                                    SECURITIES FUND -           SECURITIES FUND -          FOREIGN SECURITIES
                                                      CLASS 2 SHARES              CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (381) $        (87) $       (298) $         --  $       (580) $         --
  Realized gain (loss) ......................           353             3           434            --            32            --
  Change in unrealized gain (loss)
    on investments ..........................        10,999         2,771        11,259            --        21,303            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        10,971         2,687        11,395            --        20,755            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        77,783        18,798        31,837            --       174,116            --
  Participant transfers from other
    funding options .........................        27,145         8,367        20,419            --        74,147            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (3,984)           --          (450)           --            --            --
  Participant transfers to other
    funding options .........................            --            --        (2,094)           --       (12,085)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       100,944        27,165        49,712            --       236,178            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       111,915        29,852        61,107            --       256,933            --


NET ASSETS:
    Beginning of year .......................        29,852            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    141,767  $     29,852  $     61,107  $         --  $    256,933  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          TEMPLETON                                                    EQUITY INDEX
      GROWTH SECURITIES                                                PORTFOLIO -                  FUNDAMENTAL VALUE
    FUND - CLASS 2 SHARES         APPRECIATION PORTFOLIO             CLASS II SHARES                    PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (1,636)   $         --   $       (669)   $     (8,547)  $     32,104    $    (28,026)   $    (50,972)   $    (36,553)
         338              --         22,960            (813)      (179,344)       (510,854)        311,441         (16,384)

      49,872              --        199,115         446,255      1,894,025       4,517,001         374,610       2,258,558
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      48,574              --        221,406         436,895      1,746,785       3,978,121         635,079       2,205,621
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     502,618              --        609,312         495,073      1,913,611       1,964,545       1,077,615       1,087,131

     112,540              --         77,724         380,232        589,900         792,592         350,460         480,875
          --              --             --              --             --              --              --              --
      (8,435)             --       (150,116)        (80,778)    (1,427,355)       (825,344)       (482,935)       (288,747)

          --              --        (69,985)         (5,874)    (1,091,615)       (873,613)       (192,781)       (143,795)
          --              --             --              --        (62,070)        (38,919)        (17,820)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     606,723              --        466,935         788,653        (77,529)      1,019,261         734,539       1,135,464
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     655,297              --        688,341       1,225,548      1,669,256       4,997,382       1,369,618       3,341,085



          --              --      2,640,675       1,415,127     19,501,086      14,503,704       8,710,078       5,368,993
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    655,297    $         --   $  3,329,016    $  2,640,675   $ 21,170,342    $ 19,501,086    $ 10,079,696    $  8,710,078
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 MID CAP GROWTH              WORLDWIDE GROWTH
                                                   BALANCED PORTFOLIO -            PORTFOLIO -                  PORTFOLIO -
                                                      SERVICE SHARES             SERVICE SHARES               SERVICE SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     16,343  $      9,600  $     (1,869) $       (793) $    (17,506) $    (19,559)
  Realized gain (loss) ......................        16,813        (5,771)        1,032          (869)     (336,826)     (558,103)
  Change in unrealized gain (loss)
    on investments ..........................        80,053       167,084        28,093        19,621       511,632     1,611,027
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       113,209       170,913        27,256        17,959       157,300     1,033,365
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        91,329       211,039        42,044            --       249,494       392,127
  Participant transfers from other
    funding options .........................       100,611       171,362        37,356        36,251        67,619        45,638
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (119,553)      (26,229)           --        (5,312)     (233,197)     (304,716)
  Participant transfers to other
    funding options .........................       (76,639)     (167,895)      (16,200)       (2,232)     (505,908)     (461,246)
  Other payments to participants ............       (18,064)           --            --            --            --       (26,610)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (22,316)      188,277        63,200        28,707      (421,992)     (354,807)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        90,893       359,190        90,456        46,666      (264,692)      678,558


NET ASSETS:
    Beginning of year .......................     1,571,964     1,212,774        93,515        46,849     5,615,100     4,936,542
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,662,857  $  1,571,964  $    183,971  $     93,515  $  5,350,408  $  5,615,100
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                      OPPENHEIMER
      LAZARD RETIREMENT             GROWTH AND INCOME                 MID-CAP VALUE               MAIN STREET FUND/VA -
     SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO                    SERVICE SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (976)   $         --   $      1,485    $         --   $       (269)   $         --    $       (247)   $         --
          48              --          2,436              --          7,679              --               7              --

      26,694              --         24,343              --         21,897              --           4,054              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      25,766              --         28,264              --         29,307              --           3,814              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      92,344              --        181,541              --        107,778              --          63,820              --

     141,650              --         87,582              --        193,261              --          12,704              --
          --              --             --              --             --              --              --              --
          --              --             --              --         (5,406)             --              --              --

          --              --             --              --        (69,972)             --              --              --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     233,994              --        269,123              --        225,661              --          76,524              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     259,760              --        297,387              --        254,968              --          80,338              --



          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    259,760    $         --   $    297,387    $         --   $    254,968    $         --    $     80,338    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       TOTAL RETURN                 PUTNAM VT                   PUTNAM VT
                                                        PORTFOLIO -          DISCOVERY GROWTH FUND -       INTERNATIONAL EQUITY
                                                   ADMINISTRATIVE CLASS          CLASS IB SHARES          FUND - CLASS IB SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     45,223  $    112,774  $       (833) $       (911) $      2,428  $     (2,619)
  Realized gain (loss) ......................       143,981        86,487           920         3,929        25,893        34,695
  Change in unrealized gain (loss)
    on investments ..........................        58,618        38,329         4,114        18,292        97,744       161,955
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       247,822       237,590         4,201        21,310       126,065       194,031
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       623,620     1,854,883            --         2,979        61,475        91,407
  Participant transfers from other
    funding options .........................       969,679     1,211,510            --        14,850        94,897     1,175,589
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (546,133)     (392,686)           --            --       (61,209)      (23,080)
  Participant transfers to other
    funding options .........................    (1,174,857)   (1,577,229)       (4,695)      (29,274)      (76,206)   (1,138,462)
  Other payments to participants ............       (51,507)           --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (179,198)    1,096,478        (4,695)      (11,445)       18,957       105,454
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        68,624     1,334,068          (494)        9,865       145,022       299,485


NET ASSETS:
    Beginning of year .......................     6,905,875     5,571,807        72,727        62,862       843,337       543,852
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  6,974,499  $  6,905,875  $     72,233  $     72,727  $    988,359  $    843,337
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE                   ALL CAP                     INVESTORS FUND -                SMALL CAP GROWTH
   FUND - CLASS IB SHARES             FUND - CLASS I                     CLASS I                      FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    (35,198)   $    (19,956)  $    (88,350)   $    (95,644)  $     11,096    $      6,986    $     (6,434)   $     (3,234)
      79,346         (12,732)        96,286        (125,276)        24,256         (50,241)          5,460          (3,085)

     902,513         969,686        884,586       3,462,947        329,594         965,318          64,337         107,788
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     946,661         936,998        892,522       3,242,027        364,946         922,063          63,363         101,469
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     565,060         370,127      1,234,173         878,794        546,077         174,994          78,986          43,165

   1,147,713         398,031        763,643         467,688         54,610         175,645         247,096          96,046
          --              --             --              --             --              --              --              --
    (192,703)       (110,644)      (591,018)       (650,131)      (296,378)       (280,653)        (22,699)         (4,080)

    (226,581)       (525,344)      (591,328)       (292,150)      (237,818)       (101,374)       (126,843)        (49,097)
      43,345              --        (49,960)        (18,499)            --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


   1,336,834         132,170        765,510         385,702         66,491         (31,388)        176,540          86,034
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

   2,283,495       1,069,168      1,658,032       3,627,729        431,437         890,675         239,903         187,503



   2,996,799       1,927,631     12,193,553       8,565,824      3,906,833       3,016,158         386,348         198,845
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  5,280,294    $  2,996,799   $ 13,851,585    $ 12,193,553   $  4,338,270    $  3,906,833    $    626,251    $    386,348
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMITH BARNEY
                                                                                   SMITH BARNEY            PREMIER SELECTIONS
                                                      TOTAL RETURN               DIVIDEND STRATEGY           ALL CAP GROWTH
                                                      FUND - CLASS I                 PORTFOLIO                  PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      3,454  $      2,811  $       (455) $       (667) $       (348) $       (196)
  Realized gain (loss) ......................        22,070           508            52          (603)        1,142        (1,131)
  Change in unrealized gain (loss)
    on investments ..........................        20,022        69,322         6,766        28,276           823         5,204
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        45,546        72,641         6,363        27,006         1,617         3,877
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        95,125       100,505        17,549        98,969         7,672            --
  Participant transfers from other
    funding options .........................        29,970        45,005        57,096         9,933        29,449        29,054
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (63,689)      (23,887)         (654)       (5,509)           --            --
  Participant transfers to other
    funding options .........................       (77,451)      (59,338)         (117)           --       (21,993)      (17,861)
  Other payments to participants ............            --            --           (12)           --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (16,045)       62,285        73,862       103,393        15,128        11,193
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        29,501       134,926        80,225       130,399        16,745        15,070


NET ASSETS:
    Beginning of year .......................       601,079       466,153       214,486        84,087        24,147         9,077
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    630,580  $    601,079  $    294,711  $    214,486  $     40,892  $     24,147
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      STRONG MULTI CAP            CONVERTIBLE SECURITIES            DISCIPLINED MID CAP              EQUITY INCOME
        VALUE FUND II                    PORTFOLIO                    STOCK PORTFOLIO                  PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (8,407)   $     (6,614)  $      1,126    $         --   $    (59,581)   $    (46,425)   $     27,927    $    (20,731)
      16,126         (25,006)           251              --        312,826         (73,306)        769,964         (16,355)

      89,399         214,851          1,137              --        675,979       1,588,253         406,051       2,737,897
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      97,118         183,231          2,514              --        929,224       1,468,522       1,203,942       2,700,811
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       6,885              --         38,587              --        589,383         618,262       1,768,642       1,614,642

      66,523          40,235         64,802              --        293,626         360,470       1,122,235       1,020,323
          --              --             --              --             --              --              --              --
     (60,959)        (28,417)          (393)             --       (452,608)       (411,550)       (652,008)       (676,196)

     (65,588)        (80,358)       (38,805)             --       (464,411)       (447,652)       (820,060)       (593,224)
     (20,064)             --             --              --             --              --         (34,133)        (57,508)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     (73,203)        (68,540)        64,191              --        (34,010)        119,530       1,384,676       1,308,037
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      23,915         114,691         66,705              --        895,214       1,588,052       2,588,618       4,008,848



     683,510         568,819             --              --      6,128,890       4,540,838      12,493,102       8,484,254
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    707,425    $    683,510   $     66,705    $         --   $  7,024,104    $  6,128,890    $ 15,081,720    $ 12,493,102
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      FEDERATED STOCK                LARGE CAP            LAZARD INTERNATIONAL
                                                         PORTFOLIO                   PORTFOLIO               STOCK PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      2,232  $      3,329  $    (31,251) $    (54,798) $      7,086  $      4,921
  Realized gain (loss) ......................         4,065       (13,285)     (258,372)     (454,095)       12,768         1,694
  Change in unrealized gain (loss)
    on investments ..........................       108,911       292,108       659,927     1,918,749       138,677       137,403
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       115,208       282,152       370,304     1,409,856       158,531       144,018
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............         3,627         3,175       149,968       434,089       182,285        65,679
  Participant transfers from other
    funding options .........................        34,825        75,125       326,118       196,481       393,122        94,038
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (101,716)      (23,102)     (390,324)     (480,663)      (59,280)      (38,043)
  Participant transfers to other
    funding options .........................       (71,710)      (73,414)     (388,211)     (282,247)      (57,945)       (5,668)
  Other payments to participants ............            --            --            --       (31,762)          (64)          (57)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (134,974)      (18,216)     (302,449)     (164,102)      458,118       115,949
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       (19,766)      263,936        67,855     1,245,754       616,649       259,967


NET ASSETS:
    Beginning of year .......................     1,358,906     1,094,970     7,372,360     6,126,606       727,155       467,188
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,339,140  $  1,358,906  $  7,440,215  $  7,372,360  $  1,343,804  $    727,155
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MERRILL LYNCH
       LARGE CAP CORE                  MFS EMERGING                    MFS MID CAP                     MFS VALUE
          PORTFOLIO                  GROWTH PORTFOLIO                GROWTH PORTFOLIO                  PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (4,912)   $     (3,279)  $       (252)   $       (249)  $    (51,759)   $    (45,562)   $      2,390    $         --
     (72,353)        (49,227)          (311)            (43)      (747,667)     (1,025,297)          2,925              --

     178,132         167,456          2,394           5,145      1,316,699       2,197,716          12,295              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     100,867         114,950          1,831           4,853        517,273       1,126,857          17,610              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       8,543          19,592         25,694              --        124,095         178,080         138,796              --

     136,042          53,929          3,322              --        284,434         493,656         131,168              --
          --              --             --              --             --              --              --              --
     (34,377)        (27,636)        (8,518)             --       (293,561)       (150,748)         (1,410)             --

    (116,317)        (31,545)          (123)             --       (566,235)       (583,047)        (10,975)             --
          --              --             --              --         (7,592)        (11,671)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      (6,109)         14,340         20,375              --       (458,859)        (73,730)        257,579              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      94,758         129,290         22,206           4,853         58,414       1,053,127         275,189              --



     718,284         588,994         22,470          17,617      4,360,384       3,307,257              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    813,042    $    718,284   $     44,676    $     22,470   $  4,418,798    $  4,360,384    $    275,189    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       PIONEER FUND              SOCIAL AWARENESS          TRAVELERS QUALITY
                                                         PORTFOLIO                STOCK PORTFOLIO            BOND PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (6,396) $      3,582  $    (17,135) $    (21,351) $    286,614  $    332,018
  Realized gain (loss) ......................      (134,018)     (205,026)      (77,776)     (136,915)        4,554        58,243
  Change in unrealized gain (loss)
    on investments ..........................       304,607       563,175       270,090       953,316      (119,842)       94,486
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       164,193       361,731       175,179       795,050       171,326       484,747
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        28,755        37,284       310,570       222,041       917,241     1,531,285
  Participant transfers from other
    funding options .........................         3,465        16,748        22,263        49,628       451,673     1,248,323
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (152,316)     (136,500)     (236,268)      (98,193)     (871,670)     (786,090)
  Participant transfers to other
    funding options .........................      (129,170)     (106,271)     (244,713)     (246,755)   (1,506,201)   (1,394,415)
  Other payments to participants ............       (11,832)      (34,393)      (13,376)           --       (12,729)       (1,816)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (261,098)     (223,132)     (161,524)      (73,279)   (1,021,686)      597,287
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       (96,905)      138,599        13,655       721,771      (850,360)    1,082,034


NET ASSETS:
    Beginning of year .......................     1,921,585     1,782,986     3,699,602     2,977,831     9,223,810     8,141,776
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,824,680  $  1,921,585  $  3,713,257  $  3,699,602  $  8,373,450  $  9,223,810
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       U.S. GOVERNMENT                 AIM CAPITAL                   MFS TOTAL RETURN               PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO                PORTFOLIO                    INCOME PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    455,569    $    659,041   $     (7,437)   $     (7,100)  $    290,137    $    167,815    $     68,258    $     81,062
      18,899         436,954         13,389          20,316        555,175        (141,051)         (4,351)        (26,639)

     273,381        (837,442)        28,254         128,983        912,965       2,054,221          43,267         110,505
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     747,849         258,553         34,206         142,199      1,758,277       2,080,985         107,174         164,928
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     851,703       3,307,866         77,563          12,283      2,093,726       1,860,935          54,226          67,502

     311,541       1,734,107         53,968         211,762      1,440,987       1,328,467         117,292         337,320
          --              --             --              --             --              --              --              --
  (1,495,953)     (1,247,188)       (14,355)        (38,718)    (1,293,201)       (948,485)        (23,682)        (39,048)

  (3,087,983)     (4,682,865)       (72,868)       (198,366)      (555,783)       (869,766)        (75,489)       (283,973)
     (40,607)        (31,442)       (10,605)         (3,616)       (74,156)         (2,934)        (22,405)         (4,090)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


  (3,461,299)       (919,522)        33,703         (16,655)     1,611,573       1,368,217          49,942          77,711
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

  (2,713,450)       (660,969)        67,909         125,544      3,369,850       3,449,202         157,116         242,639



  17,558,714      18,219,683        669,160         543,616     16,189,772      12,740,570       1,092,612         849,973
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$ 14,845,264    $ 17,558,714   $    737,069    $    669,160   $ 19,559,622    $ 16,189,772    $  1,249,728    $  1,092,612
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SB ADJUSTABLE RATE            SMITH BARNEY                SMITH BARNEY
                                                     INCOME PORTFOLIO -         AGGRESSIVE GROWTH              HIGH INCOME
                                                       CLASS I SHARES               PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        639  $         12  $   (123,920) $    (77,921) $     76,371  $     58,096
  Realized gain (loss) ......................           340            --        90,698       (54,152)        1,589       (18,720)
  Change in unrealized gain (loss)
    on investments ..........................        (1,063)          (24)      905,015     1,947,431        16,598       109,116
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............           (84)          (12)      871,793     1,815,358        94,558       148,492
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       288,560        30,208     2,143,675     1,635,304        58,239       135,537
  Participant transfers from other
    funding options .........................        96,919        22,455       878,754     1,415,376       140,696       545,429
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (15,715)         (161)     (443,124)     (261,750)      (40,510)      (78,844)
  Participant transfers to other
    funding options .........................       (60,234)      (27,921)     (642,759)     (413,623)      (85,620)     (129,947)
  Other payments to participants ............            --            --        14,097            --       (13,435)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       309,530        24,581     1,950,643     2,375,307        59,370       472,175
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       309,446        24,569     2,822,436     4,190,665       153,928       620,667


NET ASSETS:
    Beginning of year .......................        24,569            --     8,816,555     4,625,890       965,129       344,462
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    334,015  $     24,569  $ 11,638,991  $  8,816,555  $  1,119,057  $    965,129
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                   SMITH BARNEY
    INTERNATIONAL ALL CAP          LARGE CAPITALIZATION             STRATEGIC EQUITY              COMSTOCK PORTFOLIO -
       GROWTH PORTFOLIO              GROWTH PORTFOLIO                   PORTFOLIO                    CLASS II SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (6,226)   $     (3,387)  $    (71,529)   $    (68,394)  $     16,795    $   (114,680)   $     (2,253)   $       (132)
     (31,255)       (662,752)       (38,307)       (158,812)      (868,035)     (1,120,688)          1,943              37

     363,817       1,110,926          9,538       2,376,223      1,713,467       3,784,552          45,346           5,951
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     326,336         444,787       (100,298)      2,149,017        862,227       2,549,184          45,036           5,856
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      95,003          23,645      1,028,913       1,030,078        292,953         135,810          95,148          55,821

      12,717       1,077,040        803,854       1,134,903         85,627         187,261         369,609          14,327
          --              --             --              --             --              --              --              --
    (109,899)        (70,279)      (497,460)       (459,393)      (557,639)       (500,829)         (4,614)         (1,867)

    (169,156)     (1,189,184)      (743,350)       (251,838)      (796,596)       (430,875)        (83,839)             --
      (3,358)             --           (755)        (71,741)       (56,134)        (45,291)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


    (174,693)       (158,778)       591,202       1,382,009     (1,031,789)       (653,924)        376,304          68,281
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     151,643         286,009        490,904       3,531,026       (169,562)      1,895,260         421,340          74,137



   2,078,547       1,792,538      7,913,532       4,382,506     10,623,728       8,728,468          74,137              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  2,230,190    $  2,078,547   $  8,404,436    $  7,913,532   $ 10,454,166    $ 10,623,728    $    495,477    $     74,137
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      EMERGING GROWTH                                         SMITH BARNEY
                                                        PORTFOLIO -           ENTERPRISE PORTFOLIO -        SMALL CAP GROWTH
                                                      CLASS II SHARES             CLASS II SHARES        OPPORTUNITIES PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (1,349) $     (1,156) $       (489) $       (186) $     (3,150) $     (1,308)
  Realized gain (loss) ......................           728       (12,444)           10           (22)       18,467        (3,410)
  Change in unrealized gain (loss)
    on investments ..........................         7,774        34,992         1,599         4,247        21,432        41,775
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         7,153        21,392         1,120         4,039        36,749        37,057
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        14,586            --            --            --       105,528        31,523
  Participant transfers from other
    funding options .........................         4,040        48,935            --        32,624       114,547        91,902
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (6,723)      (40,719)           --            --       (21,849)       (2,503)
  Participant transfers to other
    funding options .........................          (113)      (32,007)         (117)           --      (103,155)      (63,431)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        11,790       (23,791)         (117)       32,624        95,071        57,491
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        18,943        (2,399)        1,003        36,663       131,820        94,548


NET ASSETS:
    Beginning of year .......................        99,067       101,466        44,930         8,267       174,158        79,610
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    118,010  $     99,067  $     45,933  $     44,930  $    305,978  $    174,158
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        ASSET MANAGER                                              DYNAMIC CAPITAL
         PORTFOLIO -             CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
       SERVICE CLASS 2                SERVICE CLASS 2               SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     50,232    $     70,024   $    (28,954)   $    (13,407)  $     (2,312)   $     (1,505)   $    (36,152)   $    (15,081)
       5,929         (29,834)        27,295          13,012           (992)          5,667          66,208           5,279

     123,159         502,892        427,159         373,986         (7,441)         25,738         673,426         540,630
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     179,320         543,082        425,500         373,591        (10,745)         29,900         703,482         530,828
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     859,268         727,794        942,143         362,418         49,645          34,576         628,682         113,311

      99,147         138,112        866,946         337,071         60,306          60,981       1,166,926         429,133
          --              --             --              --             --              --              --              --
    (240,934)       (230,283)       (77,495)       (178,774)       (11,698)         (4,739)       (122,902)        (36,822)

    (147,652)       (178,061)      (121,721)       (116,917)       (74,200)        (70,992)       (319,970)        (95,195)
          --              --             --              --             --              --          (6,245)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     569,829         457,562      1,609,873         403,798         24,053          19,826       1,346,491         410,427
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     749,149       1,000,644      2,035,373         777,389         13,308          49,726       2,049,973         941,255



   4,057,155       3,056,511      1,917,439       1,140,050        159,479         109,753       2,106,899       1,165,644
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  4,806,304    $  4,057,155   $  3,952,812    $  1,917,439   $    172,787    $    159,479    $  4,156,872    $  2,106,899
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                           COMBINED
                                                -----------------------------
                                                     2004             2003
                                                     ----             ----
OPERATIONS:
  Net investment income (loss) ..............   $  2,599,614     $  2,761,267
  Realized gain (loss) ......................       (411,407)      (9,582,397)
  Change in unrealized gain (loss)
    on investments ..........................     39,114,265       82,855,769
                                                ------------     ------------

    Net increase (decrease) in net assets
      resulting from operations .............     41,302,472       76,034,639
                                                ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     77,985,993       56,350,401
  Participant transfers from other
    funding options .........................     34,176,744       54,392,798
  Administrative and asset allocation charges     (1,248,218)        (995,377)
  Contract surrenders .......................    (35,030,005)     (28,962,703)
  Participant transfers to other
    funding options .........................    (39,674,150)     (59,476,948)
  Other payments to participants ............     (1,721,296)      (1,140,964)
                                                ------------     ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     34,489,068       20,167,207
                                                ------------     ------------

    Net increase (decrease) in net assets ...     75,791,540       96,201,846


NET ASSETS:
    Beginning of year .......................    462,967,366      366,765,520
                                                ------------     ------------
    End of year .............................   $538,758,906     $462,967,366
                                                ============     ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Six for Variable Annuities ("Separate Account Six") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Six is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Six is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Six are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Six were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I **
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
       CitiStreet Diversified Bond Fund - Class I
       CitiStreet International Stock Fund - Class I
       CitiStreet Large Company Stock Fund - Class I
       CitiStreet Small Company Stock Fund - Class I
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
       Delaware VIP Small Cap Value Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class

   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
       Small Cap Growth Fund - Class I
       Total Return Fund - Class I
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
         Core Portfolio)
       Smith Barney Premier Selections All Cap Growth Portfolio
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
       Strong Multi Cap Value Fund II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Social Awareness Stock Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The
     Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class II Shares
       Enterprise Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund II, Massachusetts business trust
       Asset Manager Portfolio - Service Class 2
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

** AIM Variable Insurance Funds, Inc: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Six in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Six form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Six. Separate Account Six is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Six adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $95,107,349 and $55,926,444 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $527,368,269 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $30,170,692. Gross unrealized depreciation for all investments at December 31, 2004 was $18,792,711.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Optional (O) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                            SIX
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Asset-based Charges
           Separate Account Charge (1)                  Dth                                     ------------------------------------
            (as identified in Note 6)                   Ben               Product                    M&E        FL (2)       Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 5% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 0.25% FL             (3)   S      Travelers Retirement Account        0.80%        0.25%       1.05%

Separate Account Charge 0.80% 0.43% FL             (3)   S      Travelers Retirement Account        0.80%        0.43%       1.23%
Separate Account Charge 0.80% 0.43% FL
Separate Account Charge 0.80% 0.62% FL             (4)   S      Travelers Retirement Account        0.80%        0.62%       1.42%

Separate Account Charge 0.80% 1.10% FL             (4)   S      Travelers Retirement Account        0.80%        1.10%       1.90%

Separate Account Charge 1.25% 3% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 5% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 0.33% FL             (3)   O      Travelers Retirement Account        1.25%        0.33%       1.58%

Separate Account Charge 1.25% 0.53% FL             (3)   O      Travelers Retirement Account        1.25%        0.53%       1.78%

Separate Account Charge 1.25% 0.83% FL             (4)   O      Travelers Retirement Account        1.25%        0.83%       2.08%

Separate Account Charge 1.25% 1.40% FL             (4)   O      Travelers Retirement Account        1.25%        1.40%       2.65%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 6 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 6.
(2) This charge applies in the annuitization phase when the floor benefit has been selected.
(3) Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.
(4)   Applies to the Equity Index Portfolio - Class II Shares.

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and assessed through the redemption of units.

Withdrawal/surrender charges assessed were $407,894 and $472,610 for the years ended December 31,2004 and 2003 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $1,248,239 and $995,382 for the years ended December 31, 2004 and 2003 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

6. NET CONTRACT OWNERS' EQUITY

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR .........     1,555,826              --   $ 0.597       $    928,500         $      --
    Separate Account Charges 1.25% 3% AIR .........    20,166,601              --     0.584         11,784,741                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.584                 --                --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR .........       365,592           2,833     1.530            559,330             4,335
    Separate Account Charges 1.25% 3% AIR .........     5,133,946              --     1.491          7,657,228                --
    Separate Account Charges 1.25% 5% AIR .........            --          16,956     1.491                 --            25,289

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR .........       946,294              --     1.206          1,141,705                --
    Separate Account Charges 1.25% 3% AIR .........    19,246,462          20,478     1.176         22,624,644            24,073
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.176                 --                --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,106,052              --     1.127          1,247,138                --
    Separate Account Charges 1.25% 3% AIR .........    11,972,099              --     1.099         13,154,680                --
    Separate Account Charges 1.25% 5% AIR .........            --           6,695     1.099                 --             7,356

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.80% 3% AIR .........       103,702              --     0.800             82,989                --
    Separate Account Charges 1.25% 3% AIR .........       186,960              --     0.787            147,165                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.787                 --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        31,153              --     1.109             34,534                --
    Separate Account Charges 1.25% 3% AIR .........       149,343              --     1.105            165,062                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.105                 --                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        16,521              --     1.091             18,024                --
    Separate Account Charges 1.25% 3% AIR .........       292,002              --     1.088            317,625                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.088                 --                --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........       104,915              --     1.082            113,562                --
    Separate Account Charges 1.25% 3% AIR .........       374,376              --     1.079            404,026                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.079                 --                --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     4,114,057           1,209     1.360          5,595,877             1,644
    Separate Account Charges 1.25% 3% AIR .........    66,487,051              --     1.325         88,113,597                --
    Separate Account Charges 1.25% 5% AIR .........            --          33,289     1.325                 --            44,117
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     2,148,904              --     1.024          2,201,308                --
    Separate Account Charges 1.25% 3% AIR .........    39,168,316              --     0.998         39,093,680                --
    Separate Account Charges 1.25% 5% AIR .........            --           6,695     0.998                 --             6,682
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     4,498,084              --     0.746          3,353,362                --
    Separate Account Charges 1.25% 3% AIR .........    84,604,803              --     0.726         61,455,071                --
    Separate Account Charges 1.25% 5% AIR .........            --          13,829     0.726                 --            10,045

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       879,209              --   $ 1.974       $  1,735,900         $      --
    Separate Account Charges 1.25% 3% AIR .........    16,944,532              --     1.924         32,596,848                --
    Separate Account Charges 1.25% 5% AIR .........            --           5,395     1.924                 --            10,378

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR .........        44,528              --     1.412             62,889                --
    Separate Account Charges 1.25% 3% AIR .........     1,293,414              --     1.377          1,781,299                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.377                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........       330,738              --     2.368            783,034                --
    Separate Account Charges 1.25% 3% AIR .........     2,341,913              --     2.310          5,410,176                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     2.310                 --                --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........       203,692              --     2.050            417,524                --
    Separate Account Charges 1.25% 3% AIR .........     2,625,879              --     1.998          5,246,193                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.998                 --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       619,182              --     1.503            930,427                --
    Separate Account Charges 1.25% 3% AIR .........     7,497,614              --     1.464         10,979,178                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.464                 --                --
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       327,562           2,837     0.992            324,868             2,814
    Separate Account Charges 1.25% 3% AIR .........     4,331,406              --     0.966          4,185,552                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.966                 --                --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        23,498              --     1.345             31,606                --
    Separate Account Charges 1.25% 3% AIR .........        82,519              --     1.335            110,161                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.335                 --                --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.234                 --                --
    Separate Account Charges 1.25% 3% AIR .........        49,682              --     1.230             61,107                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.230                 --                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        40,991              --     1.156             47,402                --
    Separate Account Charges 1.25% 3% AIR .........       181,735              --     1.153            209,531                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.153                 --                --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        57,703              --     1.126             64,973                --
    Separate Account Charges 1.25% 3% AIR .........       525,836              --     1.123            590,324                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........       162,864              --   $ 1.029       $    167,663         $      --
    Separate Account Charges 1.25% 3% AIR .........     3,121,998              --     1.013          3,161,353                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.013                 --                --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........     1,899,350              11     0.945          1,795,707                10
    Separate Account Charges 0.80% 62 FL                       --          14,761     0.912                 --            13,464
    Separate Account Charges 1.25% 3% AIR .........    20,870,384          47,733     0.921         19,224,800            43,969
    Separate Account Charges 1.25% 5% AIR .........            --          45,806     0.921                 --            42,194
    Separate Account Charges 1.25% 83 FL                       --          57,173     0.878                 --            50,198
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........       630,507              --     1.065            671,745                --
    Separate Account Charges 1.25% 3% AIR .........     8,977,453              --     1.048          9,407,951                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.048                 --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........       157,215              --     1.080            169,793                --
    Separate Account Charges 1.25% 3% AIR .........     1,405,488              --     1.062          1,493,064                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.062                 --                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.880                 --                --
    Separate Account Charges 1.25% 3% AIR .........       212,598              --     0.865            183,971                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.865                 --                --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........       303,997              --     0.577            175,318                --
    Separate Account Charges 1.25% 3% AIR .........     9,163,991              --     0.565          5,175,090                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.565                 --                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........       231,226              --     1.123            259,760                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.111                 --                --
    Separate Account Charges 1.25% 3% AIR .........       268,562              --     1.107            297,387                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.107                 --                --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........        34,410              --     1.165             40,083                --
    Separate Account Charges 1.25% 3% AIR .........       185,019              --     1.161            214,885                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.161                 --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        10,342              --     1.078             11,149                --
    Separate Account Charges 1.25% 3% AIR .........        64,371              --     1.075             69,189                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.075                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR .........       378,881              --   $ 1.240       $    469,922         $      --
    Separate Account Charges 1.25% 3% AIR .........     5,331,824              --     1.220          6,504,577                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.220                 --                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        11,671              --     0.789              9,207                --
    Separate Account Charges 1.25% 3% AIR .........        81,229              --     0.776             63,026                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.776                 --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        85,063              --     1.033             87,905                --
    Separate Account Charges 1.25% 3% AIR .........       885,854              --     1.016            900,454                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.016                 --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........       205,632              --     1.647            338,703                --
    Separate Account Charges 1.25% 3% AIR .........     3,050,052              --     1.620          4,941,591                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.620                 --                --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       344,258              --     1.596            549,545                --
    Separate Account Charges 1.25% 3% AIR .........     8,525,221              --     1.555         13,259,718                --
    Separate Account Charges 1.25% 5% AIR .........            --          27,210     1.555                 --            42,322
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       149,763              --     1.298            194,392                --
    Separate Account Charges 1.25% 3% AIR .........     3,276,334              --     1.265          4,143,878                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.265                 --                --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 1.25% 3% AIR .........       598,446              --     1.046            626,251                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.046                 --                --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........        29,201              --     1.209             35,312                --
    Separate Account Charges 1.25% 3% AIR .........       505,219              --     1.178            595,268                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.178                 --                --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.80% 3% AIR .........        23,093              --     0.828             19,110                --
    Separate Account Charges 1.25% 3% AIR .........       338,590              --     0.814            275,601                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.814                 --                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........         2,816              --     0.887              2,497                --
    Separate Account Charges 1.25% 3% AIR .........        44,028              --     0.872             38,395                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR .........         6,351              --   $ 1.175       $      7,460         $      --
    Separate Account Charges 1.25% 3% AIR .........       610,822              --     1.146            699,965                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.146                 --                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.040                 --                --
    Separate Account Charges 1.25% 3% AIR .........        64,342              --     1.037             66,705                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.037                 --                --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........       300,147              --     1.625            487,610                --
    Separate Account Charges 1.25% 3% AIR .........     4,125,218              --     1.585          6,536,494                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.585                 --                --
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,225,253           1,513     1.240          1,519,157             1,875
    Separate Account Charges 1.25% 3% AIR .........    11,224,792              --     1.208         13,560,688                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.208                 --                --
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        60,043              --     1.113             66,847                --
    Separate Account Charges 1.25% 3% AIR .........     1,172,424              --     1.085          1,272,293                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.085                 --                --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........       512,693              --     0.852            436,933                --
    Separate Account Charges 1.25% 3% AIR .........     8,433,992              --     0.830          7,003,282                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.830                 --                --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        80,145           1,240     0.971             77,845             1,204
    Separate Account Charges 1.25% 3% AIR .........     1,335,961              --     0.947          1,264,755                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.947                 --                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR .........        15,265              --     0.897             13,692                --
    Separate Account Charges 1.25% 3% AIR .........       914,605              --     0.874            799,350                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.874                 --                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.761                 --                --
    Separate Account Charges 1.25% 3% AIR .........        59,682              --     0.749             44,676                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.749                 --                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       247,955              --     1.029            255,093                --
    Separate Account Charges 1.25% 3% AIR .........     4,141,184              --     1.003          4,153,438                --
    Separate Account Charges 1.25% 5% AIR .........            --          10,236     1.003                 --            10,267
  MFS Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........       244,994              --     1.123            275,189                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR .........       128,011              --     0.847            108,375                --
    Separate Account Charges 1.25% 3% AIR .........     2,079,575              --     0.825          1,716,305                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.825                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........       210,284              --   $ 0.925       $    194,406         $      --
    Separate Account Charges 1.25% 3% AIR .........     3,906,470              --     0.901          3,518,851                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.901                 --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR .........       428,682              --     1.290            552,907                --
    Separate Account Charges 1.25% 3% AIR .........     6,168,939              --     1.257          7,752,478                --
    Separate Account Charges 1.25% 5% AIR .........            --          15,091     1.257                 --            18,965
    Separate Account Charges 1.25% 33 FL                       --          39,822     1.233                 --            49,100
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........       611,584           1,414     1.396            853,681             1,973
    Separate Account Charges 1.25% 3% AIR .........    10,274,674          11,252     1.360         13,974,307            15,303
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.360                 --                --
    Separate Account Charges 1.25% 33 FL                       --              --     1.334                 --                --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........        72,426              --     0.887             64,244                --
    Separate Account Charges 1.25% 3% AIR .........       771,149              --     0.872            672,825                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,303,774              --     1.371          1,787,678                --
    Separate Account Charges 1.25% 3% AIR .........    13,287,921          10,730     1.336         17,757,605            14,339
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.336                 --                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        48,519              --     1.415             68,641                --
    Separate Account Charges 1.25% 3% AIR .........       856,031              --     1.380          1,181,087                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.380                 --                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR .........        56,767              --     1.005             57,030                --
    Separate Account Charges 1.25% 3% AIR .........       277,303              --     0.999            276,985                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.999                 --                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       947,296              --     0.923            874,094                --
    Separate Account Charges 1.25% 3% AIR .........    11,860,702              --     0.908         10,764,897                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.908                 --                --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        12,147              --     1.166             14,169                --
    Separate Account Charges 1.25% 3% AIR .........       971,498              --     1.137          1,104,888                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.137                 --                --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       176,162              --     0.883            155,479                --
    Separate Account Charges 1.25% 3% AIR .........     2,412,532              --     0.860          2,074,711                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.860                 --                --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       338,275              --     0.987            333,716                --
    Separate Account Charges 1.25% 3% AIR .........     8,385,153              --     0.961          8,060,402                --
    Separate Account Charges 1.25% 5% AIR .........            --          10,733     0.961                 --            10,318

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR .........       779,129           2,200   $ 0.861       $    670,452         $   1,893
    Separate Account Charges 1.25% 3% AIR .........    11,640,459              --     0.838          9,759,693                --
    Separate Account Charges 1.25% 5% AIR .........            --          26,393     0.838                 --            22,128

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........        35,463              --     1.464             51,916                --
    Separate Account Charges 1.25% 3% AIR .........       305,271              --     1.453            443,561                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.453                 --                --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.729                 --                --
    Separate Account Charges 1.25% 3% AIR .........       164,650              --     0.717            118,010                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.717                 --                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.817                 --                --
    Separate Account Charges 1.25% 3% AIR .........        57,135              --     0.804             45,933                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.804                 --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR .........         2,532              --     1.130              2,863                --
    Separate Account Charges 1.25% 3% AIR .........       272,596              --     1.112            303,115                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.112                 --                --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       291,168              --     0.990            288,171                --
    Separate Account Charges 1.25% 3% AIR .........     4,661,931              --     0.969          4,518,133                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.969                 --                --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       274,073              --     1.238            339,202                --
    Separate Account Charges 1.25% 3% AIR .........     2,968,323              --     1.217          3,613,610                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.217                 --                --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        16,821              --     0.966             16,253                --
    Separate Account Charges 1.25% 3% AIR .........       164,693              --     0.950            156,534                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.950                 --                --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       181,421              --     1.563            283,529                --
    Separate Account Charges 1.25% 3% AIR .........     2,519,692              --     1.537          3,873,343                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.537                 --                --
                                                                                                  ------------         ---------

Net Contract Owners' Equity .......................                                               $538,282,651         $ 476,255
                                                                                                  ============         =========

7. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (2.4%)
    Total (Cost $15,200,680)                                                     191,956  $ 12,713,241  $    707,755  $  1,523,890
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (1.5%)
    Total (Cost $7,755,650)                                                      832,107     8,246,182     1,832,958     1,011,567
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (4.4%)
    Total (Cost $24,974,153)                                                   1,427,140    23,790,422     3,273,530     2,043,949
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.7%)
    Total (Cost $14,396,518)                                                  14,396,518    14,396,518     4,040,261     7,472,551
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $209,518)                                                         10,805       230,154         9,004        35,980
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $182,059)                             11,584       199,596       184,972         3,005
  Growth Fund - Class 2 Shares (Cost $311,934)                                     6,568       335,649       326,540        14,948
  Growth-Income Fund - Class 2 Shares (Cost $489,710)                             14,126       517,588       491,269         1,599
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $983,703)                                                         32,278     1,052,833     1,002,781        19,552
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (43.5%)
  CitiStreet Diversified Bond Fund - Class I (Cost $88,844,364)                7,925,210    93,755,235    21,265,265     4,142,683
  CitiStreet International Stock Fund - Class I (Cost $39,304,586)             3,050,345    41,301,670     6,277,515     3,653,675
  CitiStreet Large Company Stock Fund - Class I (Cost $64,923,465)             5,563,818    64,818,478    10,333,326     2,512,427
  CitiStreet Small Company Stock Fund - Class I (Cost $30,463,140)             2,460,109    34,343,126     4,522,668     3,170,820
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $223,535,555)                                                 18,999,482   234,218,509    42,398,774    13,479,605
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.3%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,639,494)                                                      139,289     1,844,188       204,312       242,560
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (2.2%)
  Delaware VIP REIT Series - Standard Class (Cost $4,324,262)                    324,592     6,193,210     1,933,300       828,053
  Delaware VIP Small Cap Value Series - Standard Class (Cost $3,873,093)         186,001     5,663,717       924,184       662,037
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,197,355)                                                      510,593    11,856,927     2,857,484     1,490,090
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.1%)
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    (Cost $12,889,612)                                                           286,633    11,909,605       834,787     1,032,134
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $4,674,545)        126,919     4,513,234       165,182       771,304
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,564,157)                                                     413,552    16,422,839       999,969     1,803,438
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.2%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $127,997)                   8,520       141,767       105,251         4,690
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $49,848)                                                                 7,048        61,107        52,256         2,842
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $235,630)              17,905       256,933       236,286           688
  Templeton Growth Securities Fund - Class 2 Shares (Cost $605,424)               51,075       655,297       632,038        26,952
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,018,899)                                                       84,548     1,115,104     1,025,831        35,172
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                     NO. OF       MARKET       COST OF       PROCEEDS
                                                                                SHARES       VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (6.4%)
  Appreciation Portfolio (Cost $2,846,177)                                       142,083  $  3,329,016  $    668,231  $    202,407
  Equity Index Portfolio - Class II Shares (Cost $21,711,049)                    717,153    21,170,342     1,984,090     2,032,719
  Fundamental Value Portfolio (Cost $8,687,035)                                  477,711    10,079,696     1,575,158       665,447
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $33,244,261)                                                   1,336,947    34,579,054     4,227,479     2,900,573
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (1.3%)
  Balanced Portfolio - Service Shares (Cost $1,493,116)                           65,882     1,662,857       223,804       230,039
  Mid Cap Growth Portfolio - Service Shares (Cost $151,734)                        7,254       183,971        79,368        18,052
  Worldwide Growth Portfolio - Service Shares (Cost $7,434,358)                  200,992     5,350,408       285,803       726,245
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $9,079,208)                                                      274,128     7,197,236       588,975       974,336
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $233,066)                                                         15,370       259,760       233,993           975
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $273,044)                                     10,941       297,387       273,858           862
  Mid-Cap Value Portfolio (Cost $233,071)                                         12,264       254,968       304,428        76,073
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $506,115)                                                         23,205       552,355       578,286        76,935
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $76,284)                                                           3,881        80,338        76,507           229
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (1.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $6,792,372)                                                      663,606     6,974,499     1,584,870     1,619,316
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (1.2%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $55,476)                14,534        72,233            --         5,540
  Putnam VT International Equity Fund - Class IB Shares (Cost $748,417)           67,190       988,359       192,067       170,819
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,767,094)             231,693     5,280,294     1,690,529       389,394
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,570,987)                                                      313,417     6,340,886     1,882,596       565,753
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.6%)
  All Cap Fund - Class I (Cost $12,064,567)                                      823,029    13,851,585     1,808,589     1,133,461
  Investors Fund - Class I (Cost $3,939,623)                                     314,140     4,338,270       616,083       539,146
  Small Cap Growth Fund - Class I (Cost $516,498)                                 44,446       626,251       307,706       137,667
  Total Return Fund - Class I (Cost $581,321)                                     55,952       630,580       136,561       137,672
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,102,009)                                                   1,237,567    19,446,686     2,868,939     1,947,946
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $283,767)                        33,188       294,711        77,323         3,952
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $38,129)          3,371        40,892        37,112        22,335
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $321,896)                                                         36,559       335,603       114,435        26,287
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $562,090)                                                         60,104       707,425        66,752       148,478
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            -----------------------------------------------------

INVESTMENTS                                                                     NO. OF       MARKET       COST OF       PROCEEDS
                                                                                SHARES       VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (12.4%)
  Convertible Securities Portfolio (Cost $65,568)                                  5,401  $     66,705  $    104,775  $     39,459
  Disciplined Mid Cap Stock Portfolio (Cost $5,715,432)                          355,471     7,024,104       987,972       891,039
  Equity Income Portfolio (Cost $13,379,597)                                     878,376    15,081,720     3,304,415     1,237,399
  Federated Stock Portfolio (Cost $1,233,565)                                     80,866     1,339,140        53,729       186,696
  Large Cap Portfolio (Cost $9,268,395)                                          534,115     7,440,215       481,530       816,456
  Lazard International Stock Portfolio (Cost $1,088,665)                         117,671     1,343,804       558,729        93,645
  Merrill Lynch Large Cap Core Portfolio (Cost $1,019,552)                        89,839       813,042       148,590       159,730
  MFS Emerging Growth Portfolio (Cost $43,058)                                     4,239        44,676        29,017         8,898
  MFS Mid Cap Growth Portfolio (Cost $7,389,860)                                 562,904     4,418,798       339,000       850,355
  MFS Value Portfolio (Cost $262,894)                                             22,337       275,189       274,828        12,493
  Pioneer Fund Portfolio (Cost $2,417,927)                                       151,677     1,824,680        32,291       300,105
  Social Awareness Stock Portfolio (Cost $3,950,057)                             152,809     3,713,257       336,494       515,772
  Travelers Quality Bond Portfolio (Cost $8,586,552)                             759,152     8,373,450     1,488,201     2,224,828
  U.S. Government Securities Portfolio (Cost $15,021,438)                      1,164,334    14,845,264     1,296,707     4,276,340
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $69,442,560)                                                   4,879,191    66,604,044     9,436,278    11,613,215
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (10.4%)
  AIM Capital Appreciation Portfolio (Cost $606,173)                              68,885       737,069       130,963       104,810
  MFS Total Return Portfolio (Cost $18,648,462)                                1,141,168    19,559,622     3,908,665     1,499,542
  Pioneer Strategic Income Portfolio (Cost $1,273,305)                           133,233     1,249,728       254,695       136,679
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $335,102)            33,368       334,015       375,973        65,808
  Smith Barney Aggressive Growth Portfolio (Cost $10,180,934)                    873,798    11,638,991     2,728,913       860,636
  Smith Barney High Income Portfolio (Cost $1,131,809)                           148,220     1,119,057       283,459       147,882
  Smith Barney International All Cap Growth Portfolio (Cost $2,223,603)          171,950     2,230,190       118,592       299,854
  Smith Barney Large Capitalization Growth Portfolio (Cost $8,299,981)           584,860     8,404,436     1,656,126     1,137,777
  Strategic Equity Portfolio (Cost $15,442,255)                                  596,019    10,454,166       436,808     1,453,568
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $58,141,624)                                                   3,751,501    55,727,274     9,894,194     5,706,556
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $444,181)                            36,193       495,477       461,829        87,788
  Emerging Growth Portfolio - Class II Shares (Cost $105,896)                      4,567       118,010        18,626         8,202
  Enterprise Portfolio - Class II Shares (Cost $42,832)                            3,377        45,933            58           672
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $592,909)                                                         44,137       659,420       480,513        96,662
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $258,378)                                                         26,840       305,978       226,489       128,143
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.6%)
  Asset Manager Portfolio - Service Class 2 (Cost $4,568,714)                    328,299     4,806,304       947,721       328,337
  Contrafund(R) Portfolio - Service Class 2 (Cost $3,218,795)                    150,012     3,952,812     1,765,551       184,941
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,787,509)                                                      478,311     8,759,116     2,713,272       513,278
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $160,344)        24,302       172,787       109,876        88,162
  Mid Cap Portfolio - Service Class 2 (Cost $3,020,975)                          139,119     4,156,872     1,671,236       361,246
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,181,319)                                                      163,421     4,329,659     1,781,112       449,408
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $527,368,269)                                                                     $538,746,250  $ 95,107,349  $ 55,926,444
                                                                                          ============  ============  ============

8. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND               2004     21,722   0.584 - 0.597      12,713           --     0.80 - 1.25      17.98 - 18.69
                                        2003     23,062   0.495 - 0.503      11,430         0.05     0.80 - 1.25      23.44 - 23.89
                                        2002     24,496   0.401 - 0.406       9,839         1.59     0.80 - 1.25  (26.01) - (25.78)
                                        2001     24,515   0.542 - 0.547      13,302         0.49     0.80 - 1.25  (27.05) - (26.58)

HIGH YIELD BOND TRUST                   2004      5,519   1.491 - 1.530       8,246         7.17     0.80 - 1.25        7.34 - 7.90
                                        2003      5,264   1.389 - 1.418       7,321         8.22     0.80 - 1.25      27.55 - 28.09
                                        2002      4,541   1.089 - 1.107       4,951        16.09     0.80 - 1.25        3.32 - 3.75
                                        2001      3,427   1.054 - 1.067       3,616         6.41     0.80 - 1.25        8.21 - 8.66

MANAGED ASSETS TRUST                    2004     20,213   1.176 - 1.206      23,790         2.38     0.80 - 1.25        8.09 - 8.55
                                        2003     19,479   1.088 - 1.111      21,209         2.69     0.80 - 1.25      20.49 - 21.02
                                        2002     18,744   0.903 - 0.918      16,939         6.17     0.80 - 1.25    (9.70) - (9.38)
                                        2001     20,076   1.000 - 1.013      20,096         2.74     0.80 - 1.25    (6.28) - (5.86)

MONEY MARKET PORTFOLIO                  2004     13,085   1.099 - 1.127      14,409         0.99     0.80 - 1.25      (0.18) - 0.18
                                        2003     16,151   1.101 - 1.125      17,831         0.78     0.80 - 1.25      (0.54) - 0.00
                                        2002     20,405   1.107 - 1.125      22,604         1.37     0.80 - 1.25        0.18 - 0.54
                                        2001     17,518   1.105 - 1.119      19,375         3.59     0.80 - 1.25        0.09 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -        2004        291   0.787 - 0.800         230         0.47     0.80 - 1.25        4.38 - 4.85
    Series I                            2003        325   0.754 - 0.763         246         0.45     0.80 - 1.25      23.61 - 24.07
                                        2002        278   0.610 - 0.615         170         0.50     0.80 - 1.25  (31.15) - (30.74)
                                        2001        103           0.886          91         0.39            1.25             (4.32)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares   2004        180   1.105 - 1.109         200         0.22     0.80 - 1.25       9.41 - 13.74

  Growth Fund - Class 2 Shares          2004        309   1.088 - 1.091         336         0.32     0.80 - 1.25       8.45 - 12.16

  Growth-Income Fund - Class 2 Shares   2004        479   1.079 - 1.082         518         1.74     0.80 - 1.25       9.51 - 10.21
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -    2004     70,636   1.325 - 1.360      93,755         3.48     0.80 - 1.25        3.35 - 3.82
    Class I                             2003     58,879   1.282 - 1.310      75,590         4.14     0.80 - 1.25        4.23 - 4.72
                                        2002     58,475   1.230 - 1.251      71,981         4.37     0.80 - 1.25        7.61 - 8.12
                                        2001     43,875   1.143 - 1.157      50,169         4.71     0.80 - 1.25        5.54 - 5.95

  CitiStreet International Stock        2004     41,324   0.998 - 1.024      41,302         1.40     0.80 - 1.25      13.41 - 13.90
    Fund - Class I                      2003     38,408   0.880 - 0.899      33,839         0.81     0.80 - 1.25      28.47 - 28.98
                                        2002     36,636   0.685 - 0.697      25,127         0.65     0.80 - 1.25  (23.29) - (22.90)
                                        2001     25,633   0.893 - 0.904      22,906         1.28     0.80 - 1.25  (22.42) - (22.07)

  CitiStreet Large Company Stock        2004     89,117   0.726 - 0.746      64,818         0.87     0.80 - 1.25        8.68 - 9.22
    Fund - Class I                      2003     77,126   0.668 - 0.683      51,612         0.72     0.80 - 1.25      26.52 - 27.19
                                        2002     66,019   0.528 - 0.537      34,901         0.70     0.80 - 1.25  (23.81) - (23.50)
                                        2001     44,578   0.693 - 0.702      30,918         0.89     0.80 - 1.25  (16.81) - (16.43)

  CitiStreet Small Company Stock        2004     17,829   1.924 - 1.974      34,343         0.11     0.80 - 1.25      13.51 - 13.97
    Fund - Class I                      2003     16,816   1.695 - 1.732      28,530         0.14     0.80 - 1.25      41.37 - 41.97
                                        2002     14,207   1.199 - 1.220      17,057         0.55     0.80 - 1.25  (24.69) - (24.32)
                                        2001     11,111   1.592 - 1.612      17,702         0.05     0.80 - 1.25        0.32 - 0.75

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging
    Markets Portfolio                   2004      1,338   1.377 - 1.412       1,844         0.29     0.80 - 1.25      23.39 - 23.86
                                        2003      1,367   1.116 - 1.140       1,527           --     0.80 - 1.25      41.09 - 41.79
                                        2002      1,413   0.791 - 0.804       1,119         0.19     0.80 - 1.25  (12.69) - (12.23)
                                        2001      1,316   0.906 - 0.916       1,193           --     0.80 - 1.25  (10.74) - (10.37)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard   2004      2,673   2.310 - 2.368       6,193         1.90     0.80 - 1.25      29.78 - 30.40
    Class                               2003      2,169   1.780 - 1.816       3,872         2.50     0.80 - 1.25      32.34 - 32.94
                                        2002      1,944   1.345 - 1.366       2,621         1.57     0.80 - 1.25        3.22 - 3.64
                                        2001        697   1.303 - 1.318         910         1.70     0.80 - 1.25        7.42 - 7.94
  Delaware VIP Small Cap Value Series
    - Standard Class                    2004      2,830   1.998 - 2.050       5,664         0.20     0.80 - 1.25      20.00 - 20.52
                                        2003      2,698   1.665 - 1.701       4,499         0.36     0.80 - 1.25      40.15 - 40.81
                                        2002      2,414   1.188 - 1.208       2,870         0.36     0.80 - 1.25    (6.75) - (6.28)
                                        2001      1,037   1.274 - 1.289       1,321         0.73     0.80 - 1.25      10.49 - 10.93
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF -  Developing Leaders
  Portfolio - Initial Shares            2004      8,117   1.464 - 1.503      11,910         0.20     0.80 - 1.25       9.91 - 10.51
                                        2003      8,178   1.332 - 1.360      10,908         0.03     0.80 - 1.25      30.08 - 30.64
                                        2002      8,146   1.024 - 1.041       8,351         0.04     0.80 - 1.25  (20.12) - (19.80)
                                        2001      7,553   1.282 - 1.298       9,689         0.46     0.80 - 1.25    (7.30) - (6.89)
  Dreyfus VIF - Appreciation
  Portfolio - Initial Shares            2004      4,662   0.966 - 0.992       4,513         1.61     0.80 - 1.25        3.76 - 4.20
                                        2003      5,330   0.931 - 0.952       4,971         1.41     0.80 - 1.25      19.67 - 20.20
                                        2002      5,542   0.778 - 0.792       4,318         1.05     0.80 - 1.25  (17.76) - (17.33)
                                        2001      5,842   0.946 - 0.958       5,534         0.85     0.80 - 1.25  (10.50) - (10.05)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -       2004        106   1.335 - 1.345         142         0.53     0.80 - 1.25      11.25 - 11.71
    Class 2 Shares                      2003         25   1.200 - 1.204          30           --     0.80 - 1.25       9.45 - 12.78
  Templeton Developing Markets
    Securities Fund - Class 2 Shares    2004         50           1.230          61           --            1.25              26.67
  Templeton Foreign Securities Fund -
    Class 2 Shares                      2004        223   1.153 - 1.156         257         0.15     0.80 - 1.25       7.34 - 19.85
  Templeton Growth Securities Fund -
    Class 2 Shares                      2004        584   1.123 - 1.126         655           --     0.80 - 1.25       9.99 - 12.60

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                2004      3,285   1.013 - 1.029       3,329         1.21     0.80 - 1.25        7.54 - 7.86
                                        2003      2,801   0.942 - 0.954       2,641         0.79     0.80 - 1.25      22.98 - 23.58
                                        2002      1,847   0.766 - 0.772       1,415         2.46     0.80 - 1.25  (18.60) - (18.13)
                                        2001        174   0.941 - 0.943         164           --     0.80 - 1.25    (1.57) - (1.47)

  Equity Index Portfolio - Class II     2004     22,935   0.921 - 0.945      21,170         1.37     0.80 - 1.25        8.87 - 9.38
    Shares                              2003     23,011   0.846 - 0.864      19,501         1.04     0.80 - 1.25      26.08 - 26.69
                                        2002     21,599   0.666 - 0.682      14,504         1.87     0.80 - 1.42  (23.54) - (23.02)
                                        2001     20,009   0.871 - 0.886      17,517         0.69     0.80 - 1.42  (13.59) - (13.05)

  Fundamental Value Portfolio           2004      9,608   1.048 - 1.065      10,080         0.68     0.80 - 1.25        6.83 - 7.36
                                        2003      8,875   0.981 - 0.992       8,710         0.67     0.80 - 1.25      37.01 - 37.40
                                        2002      7,493   0.716 - 0.722       5,369         1.41     0.80 - 1.25  (22.26) - (21.86)
                                        2001      2,778   0.921 - 0.924       2,560         0.28     0.80 - 1.25   (10.58) - (5.33)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares   2004      1,563   1.062 - 1.080       1,663         2.20     0.80 - 1.25        6.95 - 7.46
                                        2003      1,581   0.993 - 1.005       1,572         1.89     0.80 - 1.25      12.33 - 12.79
                                        2002      1,371   0.884 - 0.891       1,213         2.53     0.80 - 1.25    (7.92) - (7.38)
                                        2001        289           0.960         277         2.90            1.25             (4.00)

  Mid Cap Growth Portfolio - Service    2004        213           0.865         184           --            1.25              18.98
    Shares                              2003        129           0.727          94           --            1.25              33.15
                                        2002         86           0.546          47           --            1.25            (29.09)
                                        2001         76           0.770          59           --            1.25            (10.47)

  Worldwide Growth Portfolio -          2004      9,468   0.565 - 0.577       5,350         0.91     0.80 - 1.25        3.29 - 3.78
    Service Shares                      2003     10,259   0.547 - 0.556       5,615         0.84     0.80 - 1.25      22.10 - 22.74
                                        2002     11,018   0.448 - 0.453       4,937         0.59     0.80 - 1.25  (26.56) - (26.34)
                                        2001     10,929   0.610 - 0.615       6,673         0.27     0.80 - 1.25  (23.65) - (23.22)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap           2004        231           1.123         260           --            1.25              11.30
    Portfolio
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio           2004        269           1.107         297         2.17            1.25              14.48

  Mid-Cap Value Portfolio               2004        219   1.161 - 1.165         255         0.37     0.80 - 1.25      11.91 - 15.41
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                      2004         75   1.075 - 1.078          80           --     0.80 - 1.25      10.37 - 11.36
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -              2004      5,711   1.220 - 1.240       6,974         1.89     0.80 - 1.25        3.57 - 4.03
    Administrative Class                2003      5,859   1.178 - 1.192       6,906         2.85     0.80 - 1.25        3.79 - 4.20
                                        2002      4,905   1.135 - 1.144       5,572         4.04     0.80 - 1.25        7.69 - 8.23
                                        2001        261   1.054 - 1.057         276         2.15     0.80 - 1.25        2.62 - 3.84

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                     2004         93   0.776 - 0.789          72           --     0.80 - 1.25        6.30 - 6.77
                                        2003         99   0.730 - 0.739          73           --     0.80 - 1.25      30.36 - 31.03
                                        2002        112   0.560 - 0.564          63           --     0.80 - 1.25  (30.52) - (27.51)
                                        2001          +           0.806           +           --            1.25               0.00
  Putnam VT International Equity Fund
    - Class IB Shares                   2004        971   1.016 - 1.033         988         1.48     0.80 - 1.25      14.67 - 15.16
                                        2003        951   0.886 - 0.897         843         0.82     0.80 - 1.25      26.93 - 27.60
                                        2002        779   0.698 - 0.703         544         0.36     0.80 - 1.25  (18.65) - (18.35)
                                        2001        135   0.858 - 0.861         116           --     0.80 - 1.25    (14.20) - 14.04
  Putnam VT Small Cap Value Fund -
    Class IB Shares                     2004      3,256   1.620 - 1.647       5,280         0.32     0.80 - 1.25      24.62 - 25.25
                                        2003      2,304   1.300 - 1.315       2,997         0.33     0.80 - 1.25      47.90 - 48.42
                                        2002      2,190   0.879 - 0.886       1,928         0.11     0.80 - 1.25  (19.36) - (18.94)
                                        2001        391   1.090 - 1.093         426           --     0.80 - 1.25        2.64 - 2.82
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                2004      8,897   1.555 - 1.596      13,852         0.55     0.80 - 1.25        6.95 - 7.40
                                        2003      8,378   1.454 - 1.486      12,194         0.27     0.80 - 1.25      37.30 - 37.98
                                        2002      8,083   1.059 - 1.077       8,566         0.44     0.80 - 1.25  (26.00) - (25.67)
                                        2001      6,717   1.431 - 1.449       9,613         0.81     0.80 - 1.25        0.63 - 1.12

  Investors Fund - Class I              2004      3,426   1.265 - 1.298       4,338         1.51     0.80 - 1.25        9.05 - 9.54
                                        2003      3,364   1.160 - 1.185       3,907         1.44     0.80 - 1.25      30.63 - 31.23
                                        2002      3,395   0.888 - 0.903       3,016         1.19     0.80 - 1.25  (23.97) - (23.67)
                                        2001      3,228   1.168 - 1.183       3,773         0.92     0.80 - 1.25    (5.35) - (4.90)

  Small Cap Growth Fund - Class I       2004        598   1.046 - 1.064         626           --     0.80 - 1.25      13.70 - 14.16
                                        2003        420   0.920 - 0.932         386           --     0.80 - 1.25      46.96 - 47.70
                                        2002        318           0.626         199           --            1.25            (35.53)
                                        2001        123   0.971 - 0.974         119           --     0.80 - 1.25      (1.82) - 1.88

  Total Return Fund - Class I           2004        534   1.178 - 1.209         631         1.76     0.80 - 1.25        7.38 - 7.85
                                        2003        548   1.097 - 1.121         601         1.79     0.80 - 1.25      14.51 - 14.97
                                        2002        486   0.958 - 0.975         466         1.75     0.80 - 1.25    (8.06) - (7.58)
                                        2001        336   1.042 - 1.055         350         2.38     0.80 - 1.25    (2.07) - (1.59)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy        2004        362   0.814 - 0.828         295         1.04     0.80 - 1.25        2.13 - 2.60
    Portfolio                           2003        269   0.797 - 0.807         214         0.67     0.80 - 1.25      21.87 - 22.46
                                        2002        128   0.654 - 0.659          84         0.63     0.80 - 1.25  (26.93) - (26.53)
                                        2001         86   0.895 - 0.897          77           --     0.80 - 1.25   (11.91) - (5.08)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                2004         47   0.872 - 0.887          41           --     0.80 - 1.25        1.63 - 2.07
                                        2003         28   0.858 - 0.869          24           --     0.80 - 1.25      32.61 - 33.28
                                        2002         14           0.647           9         0.07            1.25            (27.71)
                                        2001          6           0.895           5           --            1.25             (8.77)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II        2004        617   1.146 - 1.175         707           --     0.80 - 1.25      15.29 - 15.88
                                        2003        688   0.994 - 1.014         684         0.11     0.80 - 1.25      36.73 - 37.21
                                        2002        782   0.727 - 0.739         569         0.56     0.80 - 1.25  (24.11) - (23.74)
                                        2001        493   0.958 - 0.969         473         0.01     0.80 - 1.25        2.79 - 3.30

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio      2004         64   1.037 - 1.040          67         3.77     0.80 - 1.25        3.70 - 5.05

  Disciplined Mid Cap Stock Portfolio   2004      4,425   1.585 - 1.625       7,024         0.29     0.80 - 1.25      15.02 - 15.58
                                        2003      4,442   1.378 - 1.406       6,129         0.31     0.80 - 1.25      32.12 - 32.64
                                        2002      4,350   1.043 - 1.060       4,541         0.61     0.80 - 1.25  (15.41) - (15.00)
                                        2001      3,272   1.233 - 1.247       4,035         0.30     0.80 - 1.25    (5.23) - (4.81)

  Equity Income Portfolio               2004     12,452   1.208 - 1.240      15,082         1.41     0.80 - 1.25        8.54 - 9.06
                                        2003     11,197   1.113 - 1.137      12,493         0.99     0.80 - 1.25      29.57 - 30.09
                                        2002      9,855   0.859 - 0.874       8,484         1.21     0.80 - 1.25  (15.03) - (14.65)
                                        2001      7,222   1.011 - 1.024       7,307         1.22     0.80 - 1.25    (7.76) - (7.33)

  Federated Stock Portfolio             2004      1,232   1.085 - 1.113       1,339         1.40     0.80 - 1.25        9.15 - 9.66
                                        2003      1,366   0.994 - 1.015       1,359         1.52     0.80 - 1.25      25.98 - 26.56
                                        2002      1,388   0.789 - 0.802       1,095         3.11     0.80 - 1.25  (20.30) - (19.96)
                                        2001        774   0.990 - 1.002         767         1.31     0.80 - 1.25        0.41 - 0.91

  Large Cap Portfolio                   2004      8,947   0.830 - 0.852       7,440         0.80     0.80 - 1.25        5.20 - 5.58
                                        2003      9,328   0.789 - 0.807       7,372         0.40     0.80 - 1.25      23.09 - 23.77
                                        2002      9,548   0.641 - 0.652       6,127         0.48     0.80 - 1.25  (23.78) - (23.38)
                                        2001      9,746   0.841 - 0.851       8,199         0.48     0.80 - 1.25  (18.35) - (18.02)

  Lazard International Stock            2004      1,417   0.947 - 0.971       1,344         1.92     0.80 - 1.25      14.37 - 14.78
    Portfolio                           2003        877   0.828 - 0.846         727         2.11     0.80 - 1.25      26.99 - 27.60
                                        2002        716   0.652 - 0.663         467         2.81     0.80 - 1.25  (14.10) - (13.67)
                                        2001        401   0.759 - 0.768         304         0.16     0.80 - 1.25  (27.09) - (26.79)

  Merrill Lynch Large Cap Core          2004        930   0.874 - 0.897         813         0.57     0.80 - 1.25      14.40 - 15.00
    Portfolio                           2003        940   0.764 - 0.780         718         0.72     0.80 - 1.25      19.75 - 20.18
                                        2002        923   0.638 - 0.649         589         0.56     0.80 - 1.25  (26.07) - (25.74)
                                        2001      1,262   0.863 - 0.874       1,089         0.04     0.80 - 1.25  (23.43) - (23.06)

  MFS Emerging Growth Portfolio         2004         60           0.749          45           --            1.25              11.46
                                        2003         33           0.672          22           --            1.25              27.51
                                        2002         33           0.527          18           --            1.25            (35.10)
                                        2001         10           0.812           8           --            1.25             (3.45)

  MFS Mid Cap Growth Portfolio          2004      4,399   1.003 - 1.029       4,419           --     0.80 - 1.25      12.70 - 13.20
                                        2003      4,894   0.890 - 0.909       4,360           --     0.80 - 1.25      35.26 - 36.08
                                        2002      5,025   0.658 - 0.668       3,307           --     0.80 - 1.25  (49.42) - (49.28)
                                        2001      5,778   1.301 - 1.317       7,523           --     0.80 - 1.25  (24.62) - (24.27)

  MFS Value Portfolio                   2004        245           1.123         275         3.38            1.25              15.89

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
  Pioneer Fund Portfolio                2004      2,208   0.825 - 0.847       1,825         0.87     0.80 - 1.25       9.71 - 10.29
                                        2003      2,552   0.752 - 0.768       1,922         1.43     0.80 - 1.25      22.28 - 22.88
                                        2002      2,896   0.615 - 0.625       1,783         6.61     0.80 - 1.25  (31.13) - (30.79)
                                        2001      3,507   0.893 - 0.903       3,132         1.84     0.80 - 1.25  (23.94) - (23.67)

  Social Awareness Stock Portfolio      2004      4,117   0.901 - 0.925       3,713         0.75     0.80 - 1.25        4.89 - 5.47
                                        2003      4,305   0.859 - 0.877       3,700         0.56     0.80 - 1.25      27.26 - 27.84
                                        2002      4,410   0.675 - 0.686       2,978         0.85     0.80 - 1.25  (25.74) - (25.52)
                                        2001      4,915   0.909 - 0.921       4,471         0.42     0.80 - 1.25  (16.76) - (16.27)

  Travelers Quality Bond Portfolio      2004      6,653   1.257 - 1.290       8,373         4.44     0.80 - 1.25        2.03 - 2.46
                                        2003      7,480   1.232 - 1.259       9,224         4.94     0.80 - 1.25        5.66 - 6.16
                                        2002      6,977   1.166 - 1.186       8,142         8.04     0.80 - 1.25        4.48 - 4.96
                                        2001      5,244   1.116 - 1.130       5,855         3.38     0.80 - 1.25        5.78 - 6.30

  U.S. Government Securities            2004     10,899   1.360 - 1.396      14,845         4.12     0.80 - 1.25        4.78 - 5.28
    Portfolio                           2003     13,517   1.298 - 1.326      17,559         4.63     0.80 - 1.25        1.49 - 1.92
                                        2002     14,236   1.279 - 1.301      18,220         9.27     0.80 - 1.25      12.19 - 12.74
                                        2001      6,129   1.140 - 1.154       6,989         4.10     0.80 - 1.25        4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio    2004        844   0.872 - 0.887         737         0.14     0.80 - 1.25        5.06 - 5.60
                                        2003        806   0.830 - 0.840         669           --     0.80 - 1.25      27.69 - 28.44
                                        2002        837   0.650 - 0.654         544           --     0.80 - 1.25   (24.57) - (4.97)

  MFS Total Return Portfolio            2004     14,602   1.336 - 1.371      19,560         2.88     0.80 - 1.25      10.05 - 10.56
                                        2003     13,312   1.214 - 1.240      16,190         2.38     0.80 - 1.25      15.07 - 15.56
                                        2002     12,061   1.055 - 1.073      12,741         7.12     0.80 - 1.25    (6.39) - (5.96)
                                        2001      7,286   1.127 - 1.141       8,221         2.87     0.80 - 1.25    (1.31) - (0.78)

  Pioneer Strategic Income Portfolio    2004        905   1.380 - 1.415       1,250         7.32     0.80 - 1.25       9.61 - 10.12
                                        2003        867   1.259 - 1.285       1,093         9.34     0.80 - 1.25      17.99 - 18.54
                                        2002        796   1.067 - 1.084         850        28.67     0.80 - 1.25        4.61 - 5.04
                                        2001        489   1.020 - 1.032         499         8.12     0.80 - 1.25        2.48 - 2.93
  SB Adjustable Rate Income Portfolio
    - Class I Shares                    2004        334   0.999 - 1.005         334         1.46     0.80 - 1.25      (0.10) - 0.40
                                        2003         25   1.000 - 1.001          25         0.23     0.80 - 1.25               0.10

  Smith Barney Aggressive Growth        2004     12,808   0.908 - 0.923      11,639           --     0.80 - 1.25        8.61 - 9.10
    Portfolio                           2003     10,538   0.836 - 0.846       8,817           --     0.80 - 1.25      32.91 - 33.44
                                        2002      7,349   0.629 - 0.634       4,626           --     0.80 - 1.25  (33.51) - (33.19)
                                        2001      3,391   0.946 - 0.949       3,208           --     0.80 - 1.25    (8.75) - (8.42)

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
(CONTINUED)
  Smith Barney High Income Portfolio    2004        984   1.137 - 1.166       1,119         8.51     0.80 - 1.25        9.01 - 9.48
                                        2003        925   1.043 - 1.065         965         9.59     0.80 - 1.25      25.97 - 26.48
                                        2002        416   0.828 - 0.842         344        25.32     0.80 - 1.25    (4.39) - (3.99)
                                        2001        353   0.866 - 0.877         306        11.21     0.80 - 1.25    (5.04) - (4.47)
  Smith Barney International All Cap
    Growth Portfolio                    2004      2,589   0.860 - 0.883       2,230         0.92     0.80 - 1.25      16.37 - 16.95
                                        2003      2,810   0.739 - 0.755       2,079         1.04     0.80 - 1.25      25.89 - 26.47
                                        2002      3,051   0.587 - 0.597       1,793         0.96     0.80 - 1.25  (26.63) - (26.30)
                                        2001      3,337   0.800 - 0.810       2,671           --     0.80 - 1.25  (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                    2004      8,734   0.961 - 0.987       8,404         0.36     0.80 - 1.25    (0.93) - (0.40)
                                        2003      8,150   0.970 - 0.991       7,914         0.03     0.80 - 1.25      45.65 - 46.38
                                        2002      6,579   0.666 - 0.677       4,383         0.34     0.80 - 1.25  (25.67) - (25.36)
                                        2001      7,152   0.896 - 0.907       6,410           --     0.80 - 1.25  (13.60) - (13.21)

  Strategic Equity Portfolio            2004     12,448   0.838 - 0.861      10,454         1.38     0.80 - 1.25        8.83 - 9.40
                                        2003     13,775   0.770 - 0.787      10,624           --     0.80 - 1.25      30.95 - 31.61
                                        2002     14,819   0.588 - 0.598       8,728         0.58     0.80 - 1.25  (34.45) - (34.14)
                                        2001     16,490   0.897 - 0.908      14,803         0.20     0.80 - 1.25  (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II         2004        341   1.453 - 1.464         495         0.35     0.80 - 1.25      15.96 - 16.47
    Shares                              2003         59   1.253 - 1.257          74           --     0.80 - 1.25       9.78 - 13.19

  Emerging Growth Portfolio -           2004        165           0.717         118           --            1.25               5.44
    Class II Shares                     2003        146           0.680          99           --            1.25              25.46
                                        2002        187           0.542         101         0.02            1.25            (32.50)

  Enterprise Portfolio - Class II       2004         57   0.804 - 0.817          46         0.13     0.80 - 1.25        2.55 - 2.90
    Shares                              2003         57           0.784          45         0.15            1.25              24.05
                                        2002         13           0.632           8         0.17            1.25            (30.47)
                                        2001          5           0.909           4           --            1.25               5.45
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio             2004        275   1.112 - 1.130         306         0.08     0.80 - 1.25      14.17 - 14.60
                                        2003        179           0.974         174           --            1.25              40.14
                                        2002        115           0.695          80           --            1.25            (26.53)
                                        2001         26           0.946          24           --            1.25            (10.92)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service     2004      4,953   0.969 - 0.990       4,806         2.38     0.80 - 1.25        3.86 - 4.32
    Class 2                             2003      4,344   0.933 - 0.949       4,057         3.20     0.80 - 1.25      16.19 - 16.73
                                        2002      3,804   0.803 - 0.813       3,057         2.96     0.80 - 1.25   (10.18) - (9.67)
                                        2001      2,092   0.894 - 0.900       1,871         3.34     0.80 - 1.25    (5.60) - (5.16)

  Contrafund(R) Portfolio - Service     2004      3,242   1.217 - 1.238       3,953         0.16     0.80 - 1.25      13.74 - 14.31
    Class 2                             2003      1,788   1.070 - 1.083       1,917         0.28     0.80 - 1.25      26.63 - 27.11
                                        2002      1,347   0.845 - 0.852       1,140         0.13     0.80 - 1.25  (11.25) - (10.77)
                                        2001         74           0.947          70           --            1.25               0.42

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation
    Portfolio - Service Class 2         2004        182   0.950 - 0.966         173           --     0.80 - 1.25        0.00 - 0.42
                                        2003        168   0.950 - 0.962         159           --     0.80 - 1.25      23.38 - 23.97
                                        2002        142   0.770 - 0.776         110         0.60     0.80 - 1.25   (10.60) - (8.77)

  Mid Cap Portfolio - Service Class 2   2004      2,701   1.537 - 1.563       4,157           --     0.80 - 1.25      23.06 - 23.66
                                        2003      1,686   1.249 - 1.264       2,107         0.23     0.80 - 1.25      36.65 - 37.24
                                        2002      1,274   0.914 - 0.921       1,166         0.17     0.80 - 1.25  (11.18) - (10.76)
                                        2001        115           1.029         118           --            1.25               2.49

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

+ Less than 1,000

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION             HIGH YIELD BOND                MANAGED ASSETS
                                                    FUND                           TRUST                         TRUST
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  23,062,419     24,496,379       5,263,654      4,540,628      19,478,799    18,744,170
Accumulation units purchased and
  transferred from other funding options    1,897,510      3,124,708       1,012,914      1,536,473       2,934,594     3,190,171
Accumulation units redeemed and
  transferred to other funding options ..  (3,237,502)    (4,558,668)       (755,670)      (811,730)     (2,194,484)   (2,455,542)
Annuity units ...........................          --             --          (1,571)        (1,717)         (5,675)           --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  21,722,427     23,062,419       5,519,327      5,263,654      20,213,234    19,478,799
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 MONEY MARKET                 AIM V.I. PREMIER             GLOBAL GROWTH FUND -
                                                  PORTFOLIO                EQUITY FUND - SERIES I            CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  16,151,431     20,404,899         324,995        278,341              --            --
Accumulation units purchased and
  transferred from other funding options    4,789,876     13,124,485          10,408        266,128         182,633            --
Accumulation units redeemed and
  transferred to other funding options ..  (7,855,931)   (17,377,389)        (44,741)      (219,474)         (2,137)           --
Annuity units ...........................        (530)          (564)             --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  13,084,846     16,151,431         290,662        324,995         180,496            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                GROWTH FUND -               GROWTH-INCOME FUND -          CITISTREET DIVERSIFIED
                                               CLASS 2 SHARES                  CLASS 2 SHARES              BOND FUND - CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --      58,879,226    58,474,561
Accumulation units purchased and
  transferred from other funding options      322,367             --         487,533             --      20,770,365    12,709,748
Accumulation units redeemed and
  transferred to other funding options ..     (13,844)            --          (8,242)            --      (9,011,439)  (12,302,105)
Annuity units ...........................          --             --              --             --          (2,546)       (2,978)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     308,523             --         479,291             --      70,635,606    58,879,226
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  CITISTREET                     CITISTREET                     CITISTREET
                                             INTERNATIONAL STOCK            LARGE COMPANY STOCK            SMALL COMPANY STOCK
                                               FUND - CLASS I                  FUND - CLASS I                 FUND - CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  38,408,433     36,636,205      77,125,625     66,019,241      16,815,928    14,207,327
Accumulation units purchased and
  transferred from other funding options   10,113,538     15,481,380      22,593,671     19,868,228       4,163,222     4,901,395
Accumulation units redeemed and
  transferred to other funding options ..  (7,197,539)   (13,708,589)    (10,601,511)    (8,760,680)     (3,149,597)   (2,292,340)
Annuity units ...........................        (517)          (563)         (1,069)        (1,164)           (417)         (454)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  41,323,915     38,408,433      89,116,716     77,125,625      17,829,136    16,815,928
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                CREDIT SUISSE                  DELAWARE VIP                   DELAWARE VIP
                                               TRUST EMERGING                 REIT SERIES -                 SMALL CAP VALUE
                                              MARKETS PORTFOLIO               STANDARD CLASS            SERIES - STANDARD CLASS
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,366,642      1,413,272       2,168,975      1,944,375       2,698,087     2,414,488
Accumulation units purchased and
  transferred from other funding options      170,773        127,296         992,377        598,149         542,923       799,280
Accumulation units redeemed and
  transferred to other funding options ..    (199,473)      (173,926)       (488,701)      (373,549)       (411,439)     (515,681)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,337,942      1,366,642       2,672,651      2,168,975       2,829,571     2,698,087
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 DREYFUS VIF -                  DREYFUS VIF -                 MUTUAL SHARES
                                             DEVELOPING LEADERS           APPRECIATION PORTFOLIO -          SECURITIES FUND -
                                          PORTFOLIO - INITIAL SHARES           INITIAL SHARES                CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   8,177,899      8,146,388       5,329,607      5,541,825          24,822            --
Accumulation units purchased and
  transferred from other funding options      703,717      1,012,511         129,851        672,709          84,395        24,822
Accumulation units redeemed and
  transferred to other funding options ..    (764,820)      (981,000)       (797,485)      (884,746)         (3,200)           --
Annuity units ...........................          --             --            (168)          (181)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   8,116,796      8,177,899       4,661,805      5,329,607         106,017        24,822
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  TEMPLETON
                                             DEVELOPING MARKETS                 TEMPLETON                      TEMPLETON
                                              SECURITIES FUND -          FOREIGN SECURITIES FUND -      GROWTH SECURITIES FUND -
                                               CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --              --            --
Accumulation units purchased and
  transferred from other funding options       51,812             --         233,390             --         591,069            --
Accumulation units redeemed and
  transferred to other funding options ..      (2,130)            --         (10,664)            --          (7,530)           --
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      49,682             --         222,726             --         583,539            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                               EQUITY INDEX
                                                                                PORTFOLIO -                FUNDAMENTAL VALUE
                                            APPRECIATION PORTFOLIO            CLASS II SHARES                  PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   2,800,681      1,846,562      23,011,114     21,598,801       8,875,057     7,493,393
Accumulation units purchased and
  transferred from other funding options      714,550      1,058,931       2,906,440      3,808,793       1,424,764     1,902,847
Accumulation units redeemed and
  transferred to other funding options ..    (230,369)      (104,812)     (2,971,563)    (2,387,350)       (691,861)     (521,183)
Annuity units ...........................          --             --         (10,773)        (9,130)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   3,284,862      2,800,681      22,935,218     23,011,114       9,607,960     8,875,057
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              MID CAP GROWTH                WORLDWIDE GROWTH
                                             BALANCED PORTFOLIO -               PORTFOLIO -                    PORTFOLIO -
                                                SERVICE SHARES                 SERVICE SHARES                 SERVICE SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,581,101      1,370,660         128,580         85,735      10,258,947    11,017,837
Accumulation units purchased and
  transferred from other funding options      192,945        425,916         105,507         54,619         573,558       925,657
Accumulation units redeemed and
  transferred to other funding options ..    (211,343)      (215,475)        (21,489)       (11,774)     (1,364,517)   (1,684,547)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,562,703      1,581,101         212,598        128,580       9,467,988    10,258,947
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                              LAZARD RETIREMENT              GROWTH AND INCOME               MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                     PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --              --            --
Accumulation units purchased and
  transferred from other funding options      231,226             --         268,562             --         289,008            --
Accumulation units redeemed and
  transferred to other funding options ..          --             --              --             --         (69,579)           --
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     231,226             --         268,562             --         219,429            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 OPPENHEIMER                   TOTAL RETURN                    PUTNAM VT
                                            MAIN STREET FUND/VA -              PORTFOLIO -                  DISCOVERY GROWTH
                                                SERVICE SHARES             ADMINISTRATIVE CLASS          FUND - CLASS IB SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       5,859,138      4,904,837          99,439       112,122
Accumulation units purchased and
  transferred from other funding options       74,713             --       1,334,773      2,649,356              --        29,279
Accumulation units redeemed and
  transferred to other funding options ..          --             --      (1,483,206)    (1,695,055)         (6,539)      (41,962)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      74,713             --       5,710,705      5,859,138          92,900        99,439
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  PUTNAM VT                      PUTNAM VT
                                             INTERNATIONAL EQUITY             SMALL CAP VALUE                ALL CAP FUND -
                                            FUND - CLASS IB SHARES         FUND - CLASS IB SHARES                CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     951,001        778,679       2,303,550      2,190,096       8,378,158     8,083,278
Accumulation units purchased and
  transferred from other funding options      171,496      1,735,608       1,223,872        737,359       1,351,931     1,106,384
Accumulation units redeemed and
  transferred to other funding options ..    (151,580)    (1,563,286)       (271,738)      (623,905)       (831,148)     (809,039)
Annuity units ...........................          --             --              --             --          (2,252)       (2,465)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     970,917        951,001       3,255,684      2,303,550       8,896,689     8,378,158
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               INVESTORS FUND -              SMALL CAP GROWTH              TOTAL RETURN FUND -
                                                   CLASS I                    FUND - CLASS I                     CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   3,363,831      3,394,919         419,725        317,694         547,540       486,202
Accumulation units purchased and
  transferred from other funding options      511,614        354,516         345,545        170,434         111,329       147,927
Accumulation units redeemed and
  transferred to other funding options ..    (449,348)      (385,604)       (166,824)       (68,403)       (124,449)      (86,589)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   3,426,097      3,363,831         598,446        419,725         534,420       547,540
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                               SMITH BARNEY
                                                 SMITH BARNEY               PREMIER SELECTIONS
                                              DIVIDEND STRATEGY               ALL CAP GROWTH                STRONG MULTI CAP
                                                  PORTFOLIO                      PORTFOLIO                   VALUE FUND II
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     268,796        128,456          28,134         14,026         687,643       782,251
Accumulation units purchased and
  transferred from other funding options       93,871        147,824          44,387         38,104          72,362        49,702
Accumulation units redeemed and
  transferred to other funding options ..        (969)        (7,484)        (25,677)       (23,996)       (142,832)     (144,310)
Annuity units ...........................         (15)            --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     361,683        268,796          46,844         28,134         617,173       687,643
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                            CONVERTIBLE SECURITIES          DISCIPLINED MID CAP              EQUITY INCOME
                                                  PORTFOLIO                   STOCK PORTFOLIO                  PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       4,442,072      4,349,558      11,197,244     9,855,053
Accumulation units purchased and
  transferred from other funding options      103,687             --         621,797        852,903       2,607,475     2,720,102
Accumulation units redeemed and
  transferred to other funding options ..     (39,345)            --        (638,504)      (760,389)     (1,353,072)   (1,377,814)
Annuity units ...........................          --             --              --             --             (89)          (97)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      64,342             --       4,425,365      4,442,072      12,451,558    11,197,244
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                               FEDERATED STOCK                   LARGE CAP                LAZARD INTERNATIONAL
                                                  PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,365,922      1,387,506       9,328,389      9,548,425         876,789       715,825
Accumulation units purchased and
  transferred from other funding options       37,954         87,003         603,578        950,784         680,940       223,018
Accumulation units redeemed and
  transferred to other funding options ..    (171,409)      (108,587)       (985,282)    (1,170,820)       (140,310)      (61,975)
Annuity units ...........................          --             --              --             --             (73)          (79)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,232,467      1,365,922       8,946,685      9,328,389       1,417,346       876,789
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                MERRILL LYNCH
                                               LARGE CAP CORE                  MFS EMERGING                    MFS MID CAP
                                                  PORTFOLIO                  GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     940,275        922,641          33,417         33,417       4,893,524     5,025,352
Accumulation units purchased and
  transferred from other funding options      181,396        102,627          39,199             --         448,415       833,255
Accumulation units redeemed and
  transferred to other funding options ..    (191,801)       (84,993)        (12,934)            --        (941,717)     (964,156)
Annuity units ...........................          --             --              --             --            (847)         (927)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     929,870        940,275          59,682         33,417       4,399,375     4,893,524
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  MFS VALUE                    PIONEER FUND                 SOCIAL AWARENESS
                                                  PORTFOLIO                     PORTFOLIO                   STOCK PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       2,552,397      2,895,679       4,304,699     4,409,840
Accumulation units purchased and
  transferred from other funding options      256,067             --          42,318         83,881         401,160       360,683
Accumulation units redeemed and
  transferred to other funding options ..     (11,073)            --        (387,129)      (427,163)       (589,105)     (465,824)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     244,994             --       2,207,586      2,552,397       4,116,754     4,304,699
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                               TRAVELERS QUALITY              U.S. GOVERNMENT                 AIM CAPITAL
                                                BOND PORTFOLIO              SECURITIES PORTFOLIO         APPRECIATION PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   7,479,643      6,977,000      13,517,126     14,235,641         806,248       836,592
Accumulation units purchased and
  transferred from other funding options    1,100,855      2,300,882         880,508      3,905,503         157,160       287,768
Accumulation units redeemed and
  transferred to other funding options ..  (1,924,044)    (1,796,738)     (3,497,892)    (4,620,990)       (119,833)     (318,112)
Annuity units ...........................      (3,920)        (1,501)           (818)        (3,028)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   6,652,534      7,479,643      10,898,924     13,517,126         843,575       806,248
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                                                           SB ADJUSTABLE RATE
                                               MFS TOTAL RETURN              PIONEER STRATEGIC             INCOME PORTFOLIO -
                                                  PORTFOLIO                  INCOME PORTFOLIO                CLASS I SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  13,312,081     12,061,228         866,848        796,336          24,560            --
Accumulation units purchased and
  transferred from other funding options    2,831,466      2,898,326         131,960        353,674         385,512        52,689
Accumulation units redeemed and
  transferred to other funding options ..  (1,540,352)    (1,644,742)        (94,258)      (283,162)        (76,002)      (28,129)
Annuity units ...........................        (770)        (2,731)             --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  14,602,425     13,312,081         904,550        866,848         334,070        24,560
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMITH BARNEY                  SMITH BARNEY                   SMITH BARNEY
                                              AGGRESSIVE GROWTH                HIGH INCOME               INTERNATIONAL ALL CAP
                                                  PORTFOLIO                     PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  10,537,693      7,349,316         925,251        415,761       2,809,552     3,051,156
Accumulation units purchased and
  transferred from other funding options    3,541,929      4,119,242         187,652        728,531         142,772     1,788,388
Accumulation units redeemed and
  transferred to other funding options ..  (1,271,624)      (930,865)       (129,258)      (219,041)       (363,630)   (2,029,992)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  12,807,998     10,537,693         983,645        925,251       2,588,694     2,809,552
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 SMITH BARNEY
                                             LARGE CAPITALIZATION            STRATEGIC EQUITY             COMSTOCK PORTFOLIO -
                                               GROWTH PORTFOLIO                  PORTFOLIO                  CLASS II SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   8,150,121      6,579,425      13,774,701     14,818,799          59,125            --
Accumulation units purchased and
  transferred from other funding options    1,922,192      2,554,716         486,686        449,731         350,008        60,715
Accumulation units redeemed and
  transferred to other funding options ..  (1,337,349)      (983,116)     (1,810,744)    (1,491,396)        (68,399)       (1,590)
Annuity units ...........................        (803)          (904)         (2,462)        (2,433)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   8,734,161      8,150,121      12,448,181     13,774,701         340,734        59,125
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                                                              SMITH BARNEY
                                               EMERGING GROWTH                                              SMALL CAP GROWTH
                                                 PORTFOLIO -              ENTERPRISE PORTFOLIO -              OPPORTUNITIES
                                               CLASS II SHARES               CLASS II SHARES                    PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     145,755        187,292          57,287         13,084         178,822       114,615
Accumulation units purchased and
  transferred from other funding options       28,474         83,879              --         44,203         221,535       149,553
Accumulation units redeemed and
  transferred to other funding options ..      (9,579)      (125,416)           (152)            --        (125,229)      (85,346)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     164,650        145,755          57,135         57,287         275,128       178,822
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                ASSET MANAGER                                               DYNAMIC CAPITAL
                                                 PORTFOLIO -             CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -
                                               SERVICE CLASS 2                SERVICE CLASS 2               SERVICE CLASS 2
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   4,343,987      3,803,966       1,788,367      1,346,880         167,759       142,442
Accumulation units purchased and
  transferred from other funding options    1,022,917      1,020,873       1,631,431        757,590         111,923       112,540
Accumulation units redeemed and
  transferred to other funding options ..    (413,805)      (480,852)       (177,402)      (316,103)        (98,168)      (87,223)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   4,953,099      4,343,987       3,242,396      1,788,367         181,514       167,759
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                   COMBINED
                                            ------------------------     --------------------------
                                              2004           2003           2004           2003
                                              ----           ----           ----           ----
Accumulation and annuity units
  beginning of year .....................   1,686,097      1,273,889     465,404,728    441,014,365
Accumulation units purchased and
  transferred from other funding options    1,362,143        543,301     107,342,500    121,207,099
Accumulation units redeemed and
  transferred to other funding options ..    (347,127)      (131,093)    (74,839,638)   (96,785,820)
Annuity units ...........................          --             --         (35,315)       (30,916)
                                            ---------      ---------     -----------    -----------
Accumulation and annuity units
  end of year ...........................   2,701,113      1,686,097     497,872,275    465,404,728
                                            =========      =========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Six for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Six for Variable Annuities or shares of Separate Account Six's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Six for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP6 (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005 (the "Acquisition Date"), TLAC and other affiliated entities, including the Company's parent, The Travelers Insurance Company, and substantially all of Citigroup's international insurance businesses, acquired by MetLife from CIHC for $12.0 billion.

      Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

      In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $98 million decrease in the Company's equity. Reflected in this charge is an allocation of $224 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company

      In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY










                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415















L-21257S                                                           December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004

       Statement of Operations for the year ended December 31, 2004

       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003

       Statement of Investments as of December 31, 2004

       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002

       Balance Sheets as of December 31, 2004 and 2003

       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002

       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

       Notes to Financial Statements

(b)    Exhibits

    EXHIBIT
     NUMBER     DESCRIPTION
    --------    -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58809, filed July 9, 1998.)

       2.       Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.       Variable Annuity Contract. (Incorporated herein by reference to
                Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21,
                2005).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       11.      Not applicable.

       12.      Not applicable.

       15 Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa
                M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
C. Robert Henrikson (a)                        Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                      Director
Lisa M. Weber (a)                              Director
Steven A. Kandarian (b)                        Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                          Executive Vice President and General Counsel
Gwenn L. Carr (a)                              Senior Vice President and Secretary
Michael K. Farrell (b)                         Senior Vice President
Hugh C. McHaffie (d)                           Senior Vice President
Joseph J. Prochaska, Jr. (a)                   Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                           Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                      Senior Vice President and Treasurer
Roberto Baron (a)                              Vice President and Senior Actuary
Steven J. Brash (a)                            Vice President
William D. Cammarata (f)                       Vice President
Elizabeth M. Forget (g)                        Vice President
S. Peter Headley (h)                           Vice President and Assistant Secretary
Daniel D. Jordan (d)                           Vice President and Assistant Secretary
Bennett Kleinberg (c)                          Vice President and Actuary
Paul L. LeClair (d)                            Vice President and Actuary
Gene L. Lunman (c)                             Vice President
Joseph J. Massimo (f)                          Vice President
Daniel A. O'Neill (b)                          Vice President
Mark S. Reilly (c)                             Vice President
Mark J. Remington (c)                          Vice President
Jonathan L. Rosenthal (b)                      Chief Hedging Officer
Kevin M. Thornwarth (b)                        Vice President
Mark. H. Wilsmann (b)                          Vice President
Louis P. DiGiacomo (a)                         Assistant Vice President
Christopher A. Kremer (d)                      Assistant Vice President and Actuary
Sharon A. Owens (c)                            Assistant Vice President
Ellen N. Derrig (b)                            Assistant Secretary
William P. Gardella (b)                        Assistant Secretary
Nancy J. Hammer (i)                            Assistant Secretary
Donald J. Healy, Jr. (j)                       Assistant Secretary
Mark T. Pallis (k)                             Assistant Secretary
Edward M. Pollock (k)                          Assistant Secretary
Gregory M. Harrison (a)                        Assistant Treasurer
James W. Koeger (l)                            Assistant Treasurer
Patricia M. Wersching (l)                      Assistant Treasurer
Joseph A. Zdeb (a)                             Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

     (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
     (b) 10 Park Avenue, Morristown, NJ 07962
     (c) 185 Asylum Street, Hartford, CT 06103
     (d) 501 Boylston Street, Boston, MA 02116
     (e) 501 Route 22, Bridgewater, NJ 08807
     (f) 18210 Crane Nest Drive, Tampa, FL 33647
     (g) 260 Madison Avenue, New York, NY 10016
     (h) 6750 Poplar Avenue, Germantown, TN 38138
     (i) 2400 Lakeview Parkway, Alpharetta, GA 30004
     (j) 2021 Spring Road, Oak Brook, IL 60523
     (k) 400 South El Camino Real, San Mateo, CA 94402

     (l) 13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 7,597 Contract Owners.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

    (a)  Travelers Distribution LLC
         One Cityplace
         Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         ----------------                  ----------------
         Leslie Sutherland (a)             President

         Steven J. Brash (a)               Vice President

         Debora L. Buffington (b)          Vice President, Director of Compliance

         Charles M. Deuth (a)              Vice President, National Accounts

         Anthony J. Dufault (b)            Vice President

         James R. Fitzpatrick (b)          Vice President

         Elizabeth M. Forget (c)           Vice President and Chief Marketing Officer

         Helayne F. Klier (c)              Vice President

         Paul M. Kos (b)                   Vice President

         Paul A. LaPiana (b)               Vice President, Life Insurance Distribution Division

         Richard C. Pearson (b)            Vice President and Secretary

         John E. Petersen (e)              Vice President

         Robert H. Petersen (e)            Vice President and Chief Financial Officer

         Deron J. Richens (b)              Vice President

         Paul A. Smith (a)                 Vice President

         Cathy Sturdivant (b)              Vice President

         Paulina Vakouros (c)              Vice President

         Edward C. Wilson (b)              Vice President and Chief Distribution Officer

         James R. Allen (b)                Assistant Vice President

         Robert H. Bruce (b)               Assistant Vice President

         Jeffrey A. Tupper (b)             Assistant Vice President

         Anthony J. Williamson  (a)        Treasurer

         Jonnie L. Crawford (b)            Assistant Secretary

         Gregory M. Harrison               Assistant Treasurer

         James W. Koeger (d)               Assistant Treasurer

         Michael K. Farrell (f)            Manager

         Craig W. Markham (d)              Manager

         William J. Toppeta (a)            Manager


         (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
         (b) 5 Park Plaza, Suite 1900, Irvine, CA 92614
         (c) 260 Madison Avenue, New York, NY 10016
         (d) 13045 Tesson Ferry Road, St. Louis, MO 63128
         (e) 485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
         (f) 10 Park Avenue, Morristown, NJ 07962

 (c)   Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 2nd day of December, 2005.

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of December, 2005.


*C. ROBERT HENRIKSON                     Director, Chairman, President and Chief
--------------------------------------   Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                        Senior Vice President and Chief
--------------------------------------   Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                Senior Vice President and Chief
--------------------------------------   Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C, LAUNER, JR.                   Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                           Director
--------------------------------------
(Lisa M. Weber)




*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------
    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.